FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Corporate Bonds—25.3%
24 Hour Fitness Worldwide, Inc., 8.0%, 6/1/2022	(d)	Leisure Time	$145	$145	$121
Actuant Corp., 5.6%, 6/15/2022		Miscellaneous Manufacturing	387	391	392
Advanced Micro Devices, Inc., 7.0%, 7/1/2024		Semiconductors	533	554	554
Aleris International, Inc., 10.8%, 7/15/2023	(d)	Mining	256	268	270
Altice Luxembourg SA, 7.8%, 5/15/2022	(d)	Media Entertainment	382	389	391
AMC Entertainment Holdings, Inc., 5.9%, 11/15/2026		Entertainment	174	156	159
American Axle & Manufacturing, Inc., 6.6%, 10/15/2022		Auto Parts & Equipment	410	416	416
American Midstream Partners LP / American Midstream Finance Corp., 9.5%, 12/15/2021	(d)	Pipelines	245	231	232
APX Group, Inc., 7.9%, 12/1/2022		Commercial Services	390	395	391
Bausch Health Cos., Inc., 5.9%, 5/15/2023	(d)	Pharmaceuticals	877	886	891
BCD Acquisition, Inc., 9.6%, 9/15/2023	(d)	Auto Manufacturers	583	607	598
Beacon Roofing Supply, Inc., 4.5%, 11/15/2026	(d)	Retail	200	202	202
Beacon Roofing Supply, Inc., 6.4%, 10/1/2023		Retail	500	513	518
Beazer Homes USA, Inc., 7.3%, 10/15/2029	(d)	Home Builders	416	417	424
Bombardier, Inc., 8.8%, 12/1/2021	(d)	Aerospace/Defense	378	410	410
Boyd Gaming Corp., 6.9%, 5/15/2023		Lodging	225	233	234
Brookfield Residential Properties, Inc., 6.5%, 12/15/2020	(d)	Home Builders	192	193	192
Buckeye Partners LP, 4.0%, 12/1/2026		Pipelines	400	355	353
Cablevision Systems Corp., 5.9%, 9/15/2022		Media Entertainment	475	477	513
Calpine Corp., 6.0%, 1/15/2022	(d)	Electric	424	426	427
Calpine Corp., 5.9%, 1/15/2024	(d)	Electric	618	630	633
Carlson Travel, Inc., 6.8%, 12/15/2023	(d)	Leisure Time	314	312	322
Cincinnati Bell, Inc., 7.0%, 7/15/2024	(d)	Telecommunications	131	116	122
CITGO Petroleum Corp., 6.3%, 8/15/2022	(d)	Oil & Gas	303	302	308
Clear Channel Worldwide Holdings, Inc., 9.3%, 2/15/2024	(d)	Media Entertainment	112	116	123
Cloud Crane LLC, 10.1%, 8/1/2024	(d)	Machinery-Diversified	928	989	995
CommScope, Inc., 5.0%, 6/15/2021	(d)	Telecommunications	768	769	771
Consolidated Communications, Inc., 6.5%, 10/1/2022		Telecommunications	256	238	238
CoreCivic, Inc., 4.8%, 10/15/2027		Real Estate Investment Trusts	335	293	296
CoreCivic, Inc., 5.0%, 10/15/2022		Real Estate Investment Trusts	80	79	80
CSC Holdings LLC, 5.8%, 1/15/2030	(d)	Media Entertainment	205	213	215
Cumberland Farms, Inc., 6.8%, 5/1/2025	(d)	Retail	369	395	396
Dell International LLC / EMC Corp., 7.1%, 6/15/2024	(d)	Computers	783	826	827
Diamond Resorts International, Inc., 7.8%, 9/1/2023	(d)	Lodging	408	420	422
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.6%, 8/15/2027	(d)	Media Entertainment	261	263	271
Eagle Holding Co. II LLC, Toggle PIK (7.8% Cash or 8.5% PIK), 7.8%, 5/15/2022	(d)	Healthcare-Services	354	354	358
EIG Investors Corp., 10.9%, 2/1/2024		Internet	347	368	363
Energy Ventures Gom LLC / EnVen Finance Corp., 11.0%, 2/15/2023	(d)	Oil & Gas	290	314	293
Five Point Operating Co. LP / Five Point Capital Corp., 7.9%, 11/15/2025	(d)	Real Estate	359	364	365
Fly Leasing Ltd., 6.4%, 10/15/2021		Trucking & Leasing	98	100	100
Fortress Transportation & Infrastructure Investors LLC, 6.8%, 3/15/2022	(d)	Trucking & Leasing	470	489	492
Frontier Communications Corp., 8.0%, 4/1/2027	(d)	Telecommunications	497	522	525

See notes to unaudited consolidated schedule of investments.

1

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Garda World Security Corp., 8.8%, 5/15/2025	(d)	Commercial Services	$196	$203	$202
Gates Global LLC / Gates Global Co., 6.0%, 7/15/2022	(d)	Miscellaneous Manufacturing	721	723	718
Gateway Casinos & Entertainment Ltd., 8.3%, 3/1/2024	(d)	Entertainment	234	244	244
Genesis Energy LP / Genesis Energy Finance Corp., 6.8%, 8/1/2022		Pipelines	449	455	457
GEO Group, Inc., 5.1%, 4/1/2023		Real Estate Investment Trusts	115	110	102
GEO Group, Inc., 5.9%, 1/15/2022		Real Estate Investment Trusts	192	189	186
GEO Group, Inc., 6.0%, 4/15/2026		Real Estate Investment Trusts	591	544	480
GFL Environmental, Inc., 5.4%, 3/1/2023	(d)	Environmental Control	7	7	7
GFL Environmental, Inc., 5.6%, 5/1/2022	(d)	Environmental Control	653	640	671
Hertz Corp., 7.6%, 6/1/2022	(d)	Commercial Services	423	440	441
Installed Building Products, Inc., 5.8%, 2/1/2028	(d)	Home Builders	91	91	94
Intelsat Connect Finance SA, 9.5%, 2/15/2023	(d)	Telecommunications	394	356	366
Iron Mountain, Inc., 6.0%, 8/15/2023		Real Estate Investment Trusts	516	527	529
Iron Mountain, Inc., 4.9%, 9/15/2029	(d)	Real Estate Investment Trusts	416	418	423
iStar, Inc., 4.8%, 10/1/2024		Real Estate Investment Trusts	469	471	478
Level 3 Financing, Inc., 6.1%, 1/15/2021		Telecommunications	19	19	19
Level 3 Financing, Inc., 5.4%, 8/15/2022		Telecommunications	277	278	279
Manitowoc Co., Inc., 9.0%, 4/1/2026	(d)	Machinery-Diversified	83	83	82
Mobile Mini, Inc., 5.9%, 7/1/2024		Storage/Warehousing	315	327	325
MPH Acquisition Holdings LLC, 7.1%, 6/1/2024	(d)	Healthcare-Services	144	136	133
MPT Operating Partnership LP / MPT Finance Corp., 5.0%, 10/15/2027		Real Estate Investment Trusts	563	537	591
Murphy Oil USA, Inc., 4.8%, 9/15/2029		Retail	200	201	205
National CineMedia LLC, 6.0%, 4/15/2022		Advertising	125	126	127
Navistar International Corp., 6.6%, 11/1/2025	(d)	Auto Manufacturers	120	122	122
NGL Energy Partners LP / NGL Energy Finance Corp., 7.5%, 11/1/2023		Pipelines	413	421	423
Nielsen Co. Luxembourg SARL, 5.5%, 10/1/2021	(d)	Commercial Services	634	637	638
Nielsen Finance LLC / Nielsen Finance Co., 5.0%, 4/15/2022	(d)	Commercial Services	157	156	158
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.5%, 5/15/2027	(d)	Auto Parts & Equipment	108	105	110
Par Pharmaceutical, Inc., 7.5%, 4/1/2027	(d)	Pharmaceuticals	387	375	353
Penske Automotive Group, Inc., 5.8%, 10/1/2022		Retail	376	381	382
Plastipak Holdings, Inc., 6.3%, 10/15/2025	(d)	Packaging & Containers	276	257	231
Pride International LLC, 6.9%, 8/15/2020		Oil & Gas	71	71	69
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.3%, 5/15/2023	(d)	Commercial Services	1,299	1,364	1,368
Pyxus International, Inc., 8.5%, 4/15/2021	(d) (e) (f)	Agriculture	468	472	455
Refinitiv US Holdings, Inc., 8.3%, 11/15/2026	(d)	Commercial Services	480	535	531
RegionalCare Hospital Partners Holdings, Inc., 8.3%, 5/1/2023	(d)	Healthcare-Services	525	558	559
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.9%, 2/15/2021		Packaging & Containers	68	68	68
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.8%, 10/15/2020		Packaging & Containers	1,255	1,259	1,259
Rockpoint Gas Storage Canada Ltd., 7.0%, 3/31/2023	(d)	Gas	383	384	387
RR Donnelley & Sons Co., 7.9%, 3/15/2021		Commercial Services	515	523	534
Scientific Games International, Inc., 6.6%, 5/15/2021		Entertainment	208	210	212

See notes to unaudited consolidated schedule of investments.

2

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Sensata Technologies, Inc., 4.4%, 2/15/2030	(d)	Electrical Components & Equipment	$88	$88	$88
Sinclair Television Group, Inc., 6.1%, 10/1/2022		Media Entertainment	45	46	46
Sinclair Television Group, Inc., 5.1%, 2/15/2027	(d)	Media Entertainment	500	503	505
Solera LLC / Solera Finance, Inc., 10.5%, 3/1/2024	(d)	Software	161	174	171
Sprint Corp., 7.9%, 9/15/2023		Telecommunications	680	757	749
Steel Dynamics, Inc., 5.1%, 10/1/2021		Iron/Steel	615	617	618
Steel Dynamics, Inc., 5.5%, 10/1/2024		Iron/Steel	219	226	225
Stericycle, Inc., 5.4%, 7/15/2024	(d)	Environmental Control	250	262	258
Summit Materials LLC / Summit Materials Finance Corp., 6.1%, 7/15/2023		Building Materials	296	301	303
Talos Production LLC / Talos Production Finance, Inc., 11.0%, 4/3/2022		Oil & Gas	236	248	242
TEGNA, Inc., 5.0%, 9/15/2029	(d)	Media Entertainment	275	275	278
Telesat Canada / Telesat LLC, 6.5%, 10/15/2027	(d)	Telecommunications	111	113	113
Teva Pharmaceutical Finance Co. B.V., 3.7%, 11/10/2021		Pharmaceuticals	195	182	181
TransDigm, Inc., 6.5%, 7/15/2024		Aerospace/Defense	530	544	549
TransDigm, Inc., 6.0%, 7/15/2022		Aerospace/Defense	680	690	692
Triumph Group, Inc., 6.3%, 9/15/2024	(d)	Aerospace/Defense	298	305	311
Uber Technologies, Inc., 7.5%, 11/1/2023	(d)	Internet	272	285	275
Univar USA, Inc., 6.8%, 7/15/2023	(d)	Distribution/Wholesale	244	248	249
Univision Communications, Inc., 6.8%, 9/15/2022	(d)	Media Entertainment	554	563	564
Vector Group Ltd., 6.1%, 2/1/2025	(d)	Agriculture	241	222	232
Vertiv Group Corp., 9.3%, 10/15/2024	(d)	Machinery-Construction & Mining	191	183	185
Vertiv Group Corp., 10.0%, 5/15/2024	(d)	Machinery-Construction & Mining	410	422	422
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.8%, 6/15/2022	(d)	Diversified Financial Services	604	625	625
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 9.8%, 4/15/2023	(d)	Exploration & Production	230	229	109
Vistra Energy Corp., 7.6%, 11/1/2024		Electric	1,000	1,046	1,044
William Lyon Homes, Inc., 7.0%, 8/15/2022	(e) (f)	Home Builders	197	198	198
Williams Scotsman International, Inc., 7.9%, 12/15/2022	(d)	Home Builders	902	944	945
Zayo Group LLC / Zayo Capital, Inc., 5.8%, 1/15/2027	(d)	Internet	542	551	555
Total Corporate Bonds				42,006	41,953

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Convertible Bonds—0.3%
Vector Group Ltd. (Underlying common stock dividend rate + 1.8%), 1.8%, 4/15/2020	(g)	Agriculture	$410	$414	$428
Total Convertible Bonds				414	428

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Common Stock—22.7%
Ball Corp.		Packaging & Containers	37,102	$2,070	$2,701
Bank of America Corp.		Commercial Banks	41,495	1,073	1,210
Blackstone Group, Inc.		Diversified Financial Services	25,034	848	1,223
Boeing Co.		Aerospace/Defense	3,060	1,014	1,164
CarMax, Inc.	(h)	Retail	2,691	184	237

See notes to unaudited consolidated schedule of investments.

3

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Chocoladefabriken Lindt & Spruengli AG		Food	2	$147	$165
Cintas Corp.		Commercial Services	5,404	1,044	1,449
Costco Wholesale Corp.		Retail	4,601	1,063	1,326
CSX Corp.		Transportation	22,512	1,515	1,559
Davide Campari-Milano SpA		Beverages	115,103	1,039	1,040
Deere & Co.		Machinery-Diversified	3,439	499	580
Domino’s Pizza, Inc.		Retail	2,748	675	672
Ecolab, Inc.		Chemicals	2,762	562	547
frontdoor, Inc.	(h)	Engineering & Construction	13,440	404	653
HEICO Corp.		Aerospace/Defense	8,535	807	1,066
Home Depot, Inc.		Retail	8,811	1,550	2,044
IDEXX Laboratories, Inc.	(h)	Healthcare-Products	2,514	493	684
Ingevity Corp.	(h)	Chemicals	7,457	623	633
Intuit, Inc.		Software	3,033	668	807
IQVIA Holdings, Inc.	(h)	Healthcare-Services	4,598	588	687
JPMorgan Chase & Co.		Commercial Banks	9,509	987	1,119
Kemper Corp.		Insurance	4,239	319	330
LVMH Moet Hennessy Louis Vuitton SE		Apparel	650	259	258
Mastercard, Inc.		Diversified Financial Services	5,521	1,185	1,499
Mettler-Toledo International, Inc.	(h)	Electronics	1,276	816	899
Microsoft Corp.		Software	17,931	2,063	2,493
Moody’s Corp.		Commercial Services	2,800	414	573
Pool Corp.		Distribution/Wholesale	2,250	342	454
Remy Cointreau SA		Beverages	1,300	179	173
Republic Services, Inc.		Environmental Control	11,727	919	1,015
Savills Plc		Commercial Services	33,876	380	367
Sherwin-Williams Co.		Chemicals	5,570	2,329	3,063
Skyworks Solutions, Inc.		Semiconductors	1,729	134	137
Thermo Fisher Scientific, Inc.		Healthcare-Products	3,127	767	911
Toro Co/The		Housewares	6,293	423	461
Ulta Salon Cosmetics & Fragrance, Inc.	(h)	Retail	1,280	299	321
Union Pacific Corp.		Transportation	7,796	1,233	1,263
Visa, Inc.		Diversified Financial Services	2,600	352	447
Walt Disney Co.		Media Entertainment	7,411	870	966
Waste Management, Inc.		Environmental Control	2,990	321	344
Total Common Stock				31,457	37,540

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(c)
Short-Term Investments—50.5%
State Street Institutional Liquid Reserves Fund - Premier Class	(i)	2.03%	83,744,611	$83,755	$83,753
Total Short-Term Investments				83,755	83,753

TOTAL INVESTMENTS—98.8%				$157,632	$163,674
Other Assets in Excess of Liabilities—1.2%					1,995
Net Assets—100.0%					$165,669

See notes to unaudited consolidated schedule of investments.

4

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

Investments Sold Short

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Mutual Funds Sold Short—(7.3)%
iShares Russell 1000 ETF			(73,300)	$(12,200)	$(12,061)
Total Mutual Funds Sold Short				(12,200)	(12,061)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Corporate Bonds Sold Short—(0.8)%
Albertsons Co., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.9%, 2/15/2028		Food	$(216)	$(229)	$(229)
Element Solutions, Inc., 5.9%, 12/1/2025		Chemicals	(145)	(148)	(152)
Genesis Energy LP / Genesis Energy Finance Corp., 6.3%, 5/15/2026		Pipelines	(164)	(161)	(159)
NGL Energy Partners LP / NGL Energy Finance Corp., 7.5%, 4/15/2026		Pipelines	(98)	(99)	(100)
Tenet Healthcare Corp., 5.1%, 5/1/2025		Healthcare-Services	(176)	(177)	(179)
Western Digital Corp., 4.8%, 2/15/2026		Computers	(556)	(553)	(573)
Total Corporate Bonds Sold Short				(1,367)	(1,392)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Common Stocks Sold Short—(5.2)%
Aaron’s, Inc.		Commercial Services	(800)	$(48)	$(51)
Advanced Micro Devices, Inc.		Semiconductors	(6,005)	(178)	(174)
Anheuser-Busch InBev SA		Beverages	(2,804)	(263)	(267)
Apple, Inc.		Computers	(1,201)	(264)	(269)
AutoNation, Inc.		Retail	(4,670)	(196)	(237)
Avanos Medical, Inc.		Healthcare-Products	(4,997)	(184)	(187)
Axfood AB		Food	(7,643)	(163)	(162)
Baker Hughes a GE Co.		Oil & Gas Services	(2,001)	(46)	(46)
Burberry Group Plc		Apparel	(5,600)	(151)	(150)
CH Robinson Worldwide, Inc.		Transportation	(1,401)	(117)	(119)
Chevron Corp.		Oil & Gas	(3,003)	(366)	(356)
Citigroup, Inc.		Commercial Banks	(4,004)	(274)	(277)
DaVita, Inc.		Healthcare-Services	(600)	(36)	(34)
Dick’s Sporting Goods, Inc.		Retail	(400)	(15)	(16)
Edgewell Personal Care Co.		Cosmetics/Personal Care	(1,150)	(34)	(37)
Energizer Holdings, Inc.		Electrical Components & Equipment	(3,003)	(118)	(131)
Erie Indemnity Co.		Insurance	(1,401)	(293)	(260)
Exxon Mobil Corp.		Oil & Gas	(6,006)	(442)	(424)
Fortune Brands Home & Security, Inc.		Building Materials	(400)	(20)	(22)
H&R Block, Inc.		Commercial Services	(3,000)	(77)	(71)
Halliburton Co.		Oil & Gas Services	(4,004)	(80)	(75)
Healthcare Services Group, Inc.		Commercial Services	(400)	(10)	(10)
Inogen, Inc.		Healthcare-Products	(288)	(14)	(14)
JB Hunt Transport Services, Inc.		Transportation	(4,544)	(464)	(503)
Kraft Heinz Co.		Food	(5,997)	(162)	(168)
LafargeHolcim Ltd.		Building Materials	(4,700)	(228)	(231)
Lennox International, Inc.		Building Materials	(712)	(179)	(173)

See notes to unaudited consolidated schedule of investments.

5

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
LivePerson, Inc.		Software	(815)	$(30)	$(29)
Loews Corp.		Insurance	(1,000)	(51)	(51)
LYFT, Inc.		Internet	(801)	(35)	(33)
Mattel, Inc.		Toys/Games/Hobbies	(24,026)	(271)	(274)
Monster Beverage Corp.		Beverages	(8,013)	(483)	(465)
Netflix, Inc.		Internet	(2,000)	(603)	(534)
Nevro Corp.		Healthcare-Products	(240)	(21)	(21)
New York Times Co.		Media Entertainment	(296)	(8)	(8)
Penumbra, Inc.		Healthcare-Products	(1,740)	(248)	(234)
Planet Fitness, Inc.		Leisure Time	(800)	(48)	(46)
Prestige Consumer Healthcare, Inc.		Pharmaceuticals	(5,303)	(174)	(184)
Schlumberger Ltd.		Oil & Gas Services	(4,002)	(141)	(137)
SiteOne Landscape Supply, Inc.		Distribution/Wholesale	(1,400)	(105)	(104)
Slack Technologies, Inc.		Software	(1,803)	(39)	(43)
St Joe Co.		Lodging	(1,323)	(20)	(23)
TD Ameritrade Holding Corp.		Diversified Financial Services	(8,007)	(389)	(374)
Textron, Inc.		Miscellaneous Manufacturing	(5,000)	(254)	(245)
TopBuild Corp.		Engineering & Construction	(827)	(69)	(80)
Trex Co., Inc.		Building Materials	(2,186)	(164)	(199)
Uber Technologies, Inc.		Internet	(801)	(26)	(24)
Under Armour, Inc.		Apparel	(401)	(8)	(8)
USANA Health Sciences, Inc.		Pharmaceuticals	(3,274)	(226)	(224)
Veeva Systems, Inc.		Software	(400)	(64)	(61)
Walgreens Boots Alliance, Inc.		Retail	(3,998)	(206)	(221)
Williams-Sonoma, Inc.		Retail	(4,598)	(275)	(313)
Xerox Holdings Corp.		Office/Business Equipment	(5,477)	(163)	(164)
Total Common Stocks Sold Short				(8,543)	(8,563)
Total Investments Sold Short				(22,110)	(22,016)

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International PLC	12/18/2019	GBP	123	USD	153	$—	$2
Morgan Stanley & Co. International PLC	12/18/2019	SEK	1,552	USD	161	—	2
Morgan Stanley & Co. International PLC	12/18/2019	CHF	81	USD	82	—	1
Morgan Stanley & Co. International PLC	12/18/2019	USD	20	CHF	20	—	—
Morgan Stanley & Co. International PLC	12/18/2019	USD	1,250	EUR	1,128	13	—
Total Forward Foreign Currency Exchange Contracts						$13	$5

See notes to unaudited consolidated schedule of investments.

6

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

Total Return Index Swaps(j)—(0.5)%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.25%	Total return on Barclays Cross Asset Trend Index - Equity ER(k)	USD	6,938	5/29/2020	Quarterly	$(2)	$31	$33	$—
Barclays Bank PLC	Fixed Rate of 0.25%	Total return on Barclays Cross Asset Trend Index - EM FX ER(l)	USD	4,200	5/29/2020	Quarterly	(2)	(47)	—	45
Barclays Bank PLC	Fixed Rate of 0.25%	Total return on Barclays Cross Asset Trend Index - Developed FX ER(m)	USD	2,823	5/29/2020	Quarterly	(1)	(19)	—	18
BNP Paribas	3 Month LIBOR + 0.15%	Total return on BNP Equity Value Factor(n)	USD	38,138	6/15/2020	Quarterly	—	(56)	—	56
BNP Paribas	3 Month LIBOR - 0.05%	Total return on Russell 2000 Total Return Index(o)	USD	15,122	6/10/2020	Quarterly	—	(171)	—	171
BNP Paribas	Total return on BNP Equity Growth Factor(p)	3 Month LIBOR - 0.05%	USD	33,771	6/15/2020	Quarterly	—	672	672	—
BNP Paribas	Total return on Russell 1000 Index Total Return(q)	3 Month LIBOR + 0.14%	USD	15,023	6/10/2020	Quarterly	—	4	4	—
Deutsche Bank	0%	Total return on Deutsche Bank Diversified Rates Strategy Index 008(r)	USD	13,717	6/18/2020	Quarterly	—	—	—	—
Goldman Sachs International	Total return on MSCI Daily TR Gross EAFE USD(s)	1 Month LIBOR + 0.25%	USD	18,576	10/1/2020	Monthly	—	(542)	—	542
Goldman Sachs International	1 Month LIBOR + 0.22%	Total return on MSCI Emerging Net Total Return USD Index(t)	USD	18,593	10/1/2020	Monthly	—	355	355	—
Goldman Sachs International	Fixed Rate of 0.05%	Total Return on Goldman Sachs Macro Index C0038(u)	USD	15,570	9/18/2020	Quarterly	—	1	1	—

See notes to unaudited consolidated schedule of investments.

7

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	Fixed Rate of 0.05%	Goldman Sachs RP Equity Trend Series 17 Excess Return Strategy(v)	USD	11,961	9/18/2020	Quarterly	$—	$(18)	$—	$18
JP Morgan Chase Bank, N.A.	0%	Total return on JPM Momentum Factor(w)	USD	3,665	5/29/2020	Quarterly	—	(177)	—	177
JP Morgan Chase Bank, N.A.	Fixed Rate of 1.40%	JPM Commodity Carry Pairs Capped Index(x)	USD	7,400	5/29/2020	Quarterly	—	(15)	—	15
JP Morgan Chase Bank, N.A.	Total return on IBOXX USD Liquid High Yield Index Series 1 Version I	3 Month LIBOR	USD	9,400	3/20/2020	Quarterly	—	(288)	—	288
JP Morgan Chase Bank, N.A.	Total return on IBOXX USD Liquid High Yield Index Series 1 Version I	3 Month LIBOR	USD	2,500	12/20/2019	Quarterly	—	(35)	—	35
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.12%	Total return on J.P. Morgan US 10Y Bond Futures Index(y)	USD	29,492	6/30/2020	Quarterly	(53)	(384)	—	331
JP Morgan Chase Bank, N.A.	Total return on IBOXX USD Liquid High Yield Index Series 1 Version I	3 Month LIBOR	USD	2,000	12/20/2019	Quarterly	—	(104)	—	104
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.70%	Total return on JPM Alpha Select III 2X(z)	USD	16,486	5/29/2020	Quarterly	15	(29)	—	44
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.20%	Total return on US Conviction Mean Reversion Index(aa)	USD	5,500	6/8/2020	Quarterly	—	3	3	—
JP Morgan Chase Bank, N.A.	3 Month LIBOR	Total return on IBOXX USD Liquid High Yield Index Series 1 Version I	USD	2,000	12/20/2019	Quarterly	—	28	28	—
JP Morgan Chase Bank, N.A.	3 Month LIBOR	Total return on IBOXX USD Liquid High Yield Index Series 1 Version I	USD	600	12/20/2019	Quarterly	—	—	—	—
Morgan Stanley Capital Services LLC	Fixed Rate of 0.10%	Total return on MS Equity Quality Factor(ab)	USD	11,078	5/29/2020	Quarterly	—	(24)	—	24

See notes to unaudited consolidated schedule of investments.

8

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Nomura Securities Co., Ltd	0%	Total return on Nomura Bespoke Transaction Interest Rate Risk Premia Basket D in USD(ac)	USD	42,260	7/25/2020	Quarterly	$4	$(158)	$—	$162
Societe Generale	Fed Funds Rate	Total return on Soc Gen Vol Roll on Rates Index(ad)	USD	9,141	4/3/2020	N/A	39	44	5	—
Societe Generale	Fixed Rate of 0.15%	Delta Cap Mean Reversion(ae)	USD	5,556	4/30/2020	Quarterly	(3)	66	69	—
Total Total Return Index Swaps							$(3)	$(863)	$1,170	$2,030

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value as of September 30, 2019 is determined by the board of trustees of FS Series Trust (the “Trust’’).

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $25,774, which represents approximately 15.6% of net assets as of September 30, 2019.

(e)	All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $653, which represents approximately 0.4% of net assets as of September 30, 2019.

(f)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with Morgan Stanley & Co. (“MSC”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with MSC. As of September 30, 2019, there were no securities rehypothecated by MSC.

(g)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2019.

(h)	Security is non-income producing.

(i)	Rate represents the seven-day yield as of September 30, 2019.

(j)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(k)	Barclays Cross-Asset Trend constituent with exposure to futures contracts on equity indices. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

See notes to unaudited consolidated schedule of investments.

9

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
Cash
US DOLLAR	6,970	100.00%
Futures
NIKKEI 225 (OSE) Dec19	713	10.23%
EURO STOXX 50 Dec19	702	10.07%
DAX INDEX Dec19	663	9.52%
SPI 200 Dec19	649	9.31%
S&P 500 Dec19	602	8.64%
NASDAQ 100 E-MINI Dec19	490	7.02%
MSCI TAIWAN INDEX Oct19	364	5.23%

(l)	Barclays Cross-Asset Trend constituent with exposure to forward contracts on emerging market currencies. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Forwards
USD/PHP 1MO	(969)	-23.34%
USD/ILS 1MO	916	22.04%
USD/CZK 1MO	(843)	-20.29%
USD/KRW 1MO	(816)	-19.66%
USD/IDR 1MO	783	18.84%
USD/PLN 1MO	(718)	-17.30%
USD/HUF 1MO	(631)	-15.19%
USD/BRL 1MO	(463)	-11.14%
USD/TRY 1MO	414	9.96%
USD/ZAR 1MO	(351)	-8.45%

(m)	Barclays Cross-Asset Trend constituent with exposure to forward contracts on developed market currencies. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Forwards
EUR/USD 1MO	(882)	-31.45%
AUD/USD 1MO	(650)	-23.17%
GBP/USD 1MO	(629)	-22.43%
USD/JPY 1MO	(624)	-22.24%
USD/CHF 1MO	(618)	-22.04%
USD/SEK 1MO	(599)	-21.35%
NZD/USD 1MO	(562)	-20.03%
USD/NOK 1MO	(535)	-19.10%

See notes to unaudited consolidated schedule of investments.

10

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

(n)	Seeks to provide directional exposure that is long Wilshire US Large Cap Value Equities.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Microsoft Corp	21,376	2,972	7.80%
JPMorgan Chase & Co	10,049	1,183	3.11%
Johnson & Johnson	7,859	1,017	2.67%
Procter & Gamble Co/The	6,918	860	2.26%
AT&T Inc	20,370	771	2.02%
Intel Corp	14,255	735	1.93%
Verizon Communications Inc	12,010	725	1.90%
Wells Fargo & Co	13,411	676	1.78%
Chevron Corp	5,671	673	1.77%
Coca-Cola Co/The	11,575	630	1.65%
Cisco Systems Inc	12,322	609	1.60%
Merck & Co Inc	7,092	597	1.57%
Pfizer Inc	16,258	584	1.53%
PepsiCo Inc	3,843	527	1.38%
Citigroup Inc	7,108	491	1.29%
Walmart Inc	4,134	491	1.29%
McDonald’s Corp	2,034	437	1.15%
Abbott Laboratories	4,815	403	1.06%
International Business Machine	2,631	383	1.00%
United Technologies Corp	2,776	379	1.00%
Philip Morris International In	4,967	377	0.99%
Union Pacific Corp	2,237	362	0.95%
Honeywell International Inc	2,089	354	0.93%
QUALCOMM Inc	4,519	345	0.91%
Texas Instruments Inc	2,603	336	0.88%
Amgen Inc	1,660	321	0.84%
NextEra Energy Inc	1,320	308	0.81%
Eli Lilly & Co	2,691	301	0.79%
AbbVie Inc	3,886	294	0.77%
3M Co	1,785	294	0.77%
Danaher Corp	1,890	273	0.72%
US Bancorp	4,712	261	0.68%
Bristol-Myers Squibb Co	4,691	238	0.62%
Altria Group Inc	5,814	238	0.62%
CVS Health Corp	3,741	236	0.62%
General Electric Co	25,906	232	0.61%
Caterpillar Inc	1,777	224	0.59%
Mondelez International Inc	3,983	220	0.58%
Duke Energy Corp	2,266	217	0.57%
Stryker Corp	980	212	0.56%
ConocoPhillips	3,662	209	0.55%
DuPont de Nemours Inc	2,883	206	0.54%
Automatic Data Processing Inc	1,231	199	0.52%
Allergan PLC	1,159	195	0.51%
PNC Financial Services Group I	1,376	193	0.51%
Southern Co/The	2,935	181	0.48%
Dominion Energy Inc	2,237	181	0.48%
Becton Dickinson and Co	692	175	0.46%
CSX Corp	2,473	171	0.45%
CME Group Inc	781	165	0.43%

See notes to unaudited consolidated schedule of investments.

11

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

(o)	Stock market index of the 2,000 smallest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 2000 Total Return Index	14,951	100.00%

(p)	Seeks to provide directional exposure that is short Wilshire US Large Cap Growth Equities.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Apple Inc	(15,815)	(3,542)	-10.70%
Alphabet Inc	(2,102)	(2,563)	-7.74%
Amazon.com Inc	(1,432)	(2,486)	-7.51%
Berkshire Hathaway Inc	(7,223)	(1,502)	-4.54%
Facebook Inc	(7,631)	(1,359)	-4.11%
Comcast Corp	(14,274)	(643)	-1.94%
UnitedHealth Group Inc	(2,930)	(637)	-1.92%
Adobe Inc	(1,520)	(420)	-1.27%
Broadcom Inc	(1,461)	(403)	-1.22%
NVIDIA Corp	(2,200)	(383)	-1.16%
NIKE Inc	(4,042)	(380)	-1.15%
Netflix Inc	(1,400)	(375)	-1.13%
PayPal Holdings Inc	(3,471)	(360)	-1.09%
salesforce.com Inc	(2,385)	(354)	-1.07%
Starbucks Corp	(3,655)	(323)	-0.98%
Lockheed Martin Corp	(805)	(314)	-0.95%
Lowe’s Cos Inc	(2,704)	(297)	-0.90%
American Tower Corp	(1,232)	(272)	-0.82%
Booking Holdings Inc	(138)	(271)	-0.82%
United Parcel Service Inc	(2,153)	(258)	-0.78%
Goldman Sachs Group Inc/The	(1,238)	(257)	-0.78%
Gilead Sciences Inc	(3,802)	(241)	-0.73%
Charter Communications Inc	(542)	(223)	-0.67%
TJX Cos Inc/The	(4,004)	(223)	-0.67%
Celgene Corp	(2,208)	(219)	-0.66%
Fidelity National Information	(1,574)	(209)	-0.63%
Morgan Stanley	(4,772)	(204)	-0.62%
Colgate-Palmolive Co	(2,596)	(191)	-0.58%
Micron Technology Inc	(4,341)	(186)	-0.56%
S&P Global Inc	(739)	(181)	-0.55%
BlackRock Inc	(405)	(180)	-0.54%
Cigna Corp	(1,175)	(178)	-0.54%
Anthem Inc	(742)	(178)	-0.54%
Raytheon Co	(903)	(177)	-0.54%
Intuitive Surgical Inc	(320)	(173)	-0.52%
Charles Schwab Corp/The	(4,031)	(169)	-0.51%
Northrop Grumman Corp	(441)	(165)	-0.50%
Zoetis Inc	(1,297)	(162)	-0.49%
Intercontinental Exchange Inc	(1,709)	(158)	-0.48%
Fiserv Inc	(1,468)	(152)	-0.46%
Walgreens Boots Alliance Inc	(2,712)	(150)	-0.45%
Kimberly-Clark Corp	(1,016)	(144)	-0.44%
Marsh & McLennan Cos Inc	(1,429)	(143)	-0.43%
Edwards Lifesciences Corp	(644)	(142)	-0.43%
Boston Scientific Corp	(3,472)	(141)	-0.43%
Applied Materials Inc	(2,818)	(141)	-0.42%
EOG Resources Inc	(1,809)	(134)	-0.41%
Biogen Inc	(573)	(133)	-0.40%
General Dynamics Corp	(724)	(132)	-0.40%
ServiceNow Inc	(507)	(129)	-0.39%

See notes to unaudited consolidated schedule of investments.

12

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

(q)	Stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 1000 Index Total Return	(15,019)	-100.00%

(r)	Seeks to monetize short-term interest rate momentum by taking long or short positions in US and European rates markets.

Top Underlying Components	Notional	Percentage of Notional
Index
Deutsche Bank Duration Bias EU	2,589	18.88%
Deutsche Bank Duration Bias US	2,351	17.14%

(s)	Seeks to provide directional exposure that is short MSCI Daily Total Return Gross EAFE Index.

Top Underlying Components	Notional	Percentage of Notional
Index
MSCI Daily TR Gross EAFE USD	(19,118)	-100.00%

(t)	Seeks to provide directional exposure that is long the MSCI Emerging Markets Net Total Return USD Index.

Top Underlying Components	Notional	Percentage of Notional
Index
MSCI Emerging Net Total Return USD Index	18,948	100.00%

(u)	Forward-based liquid and fully transparent strategy that is composed of Goldman Sachs’ proprietary FX Trend strategy.

Top Underlying Components	Notional	Percentage of Notional
Forwards
USD/SGD 1MO	(2,108)	-13.54%
USD/TWD 1MO	(1,559)	-10.01%
USD/PHP 1MO	1,283	8.24%
EUR/USD 1MO	(1,236)	-7.94%
USD/IDR 1MO	1,192	7.65%
USD/ILS 1MO	1,090	7.00%
USD/KRW 1MO	(1,054)	-6.77%
USD/CZK 1MO	(1,033)	-6.63%
USD/CNH 1MO	(1,008)	-6.48%
AUD/USD 1MO	(927)	-5.95%
NZD/USD 1MO	(875)	-5.62%
USD/CHF 1MO	(875)	-5.62%
USD/PLN 1MO	(861)	-5.53%
USD/HUF 1MO	(803)	-5.16%
GBP/USD 1MO	(772)	-4.96%
USD/CAD 1MO	(772)	-4.96%
USD/NOK 1MO	(772)	-4.96%
USD/SEK 1MO	(772)	-4.96%
USD/CLP 1MO	(689)	-4.42%
USD/BRL 1MO	(516)	-3.32%
USD/TRY 1MO	459	2.95%
USD/MXN 1MO	402	2.58%
USD/RUB 1MO	344	2.21%
USD/JPY 1MO	257	1.65%
USD/ZAR 1MO	(230)	-1.47%
USD/INR 1MO	(183)	-1.18%

See notes to unaudited consolidated schedule of investments.

13

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

(v)	Futures-based liquid and fully transparent strategy that is composed of Goldman Sachs’ proprietary Equity Trend strategy.

Top Underlying Components	Notional	Percentage of Notional
Futures
S&P/TSX 60 IX Dec19	569	4.76%
SWISS MKT IX Dec19	480	4.02%
SPI 200 Oct19	466	3.90%
IBEX 35 INDX Oct19	459	3.84%
FTSE 100 IDX Dec19	457	3.82%
AMSTERDAM IDX Oct19	443	3.71%
EURO STOXX 50 Dec19	421	3.53%
DAX INDEX Dec19	410	3.43%
TOPIX INDX Dec19	401	3.35%
CAC40 10 EURO Oct19	386	3.23%
OMXS30 IND Oct19	373	3.12%
S&P500 EMINI Dec19	357	2.99%
FTSE/MIB IDX Dec19	348	2.92%
NASDAQ 100 E-MINI Dec19	297	2.49%
HANG SENG IDX Oct19	(274)	-2.30%
HSCEI Oct19	(238)	-1.99%
E-Mini Russ 2000 Dec19	177	1.48%
KOSPI2 INX Dec19	166	1.39%
MSCI EmgMkt Dec19	(142)	-1.19%
SET50 Dec19	(95)	-0.80%
FTSE/JSE TOP 40 Dec19	(71)	-0.59%
Cash/Foreign Currency
JAPANESE YEN	(0)	0.00%
SWISS FRANC	(0)	0.00%
US DOLLAR	(0)	0.00%
EURO	(0)	0.00%
BRITISH POUND	0	0.00%

See notes to unaudited consolidated schedule of investments.

14

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

(w)	Market neutral strategy that seeks to provide exposure to Momentum risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
CDW Corp/DE	155	19	0.55%
Veeva Systems Inc	124	19	0.54%
Chipotle Mexican Grill Inc	22	18	0.53%
Rakuten Inc	1,867	18	0.53%
Rentokil Initial PLC	3,189	18	0.53%
KLA-Tencor Corp	115	18	0.53%
Whirlpool Corp	115	18	0.52%
Advance Auto Parts Inc	(110)	(18)	-0.52%
Apache Corp	(710)	(18)	-0.52%
Suzuki Motor Corp	(428)	(18)	-0.52%
Iliad SA	(193)	(18)	-0.52%
Progressive Corp/The	234	18	0.52%
HollyFrontier Corp	336	18	0.52%
Digital Realty Trust Inc	(139)	(18)	-0.52%
Hershey Co/The	116	18	0.52%
Puma SE	233	18	0.52%
Gartner Inc	(126)	(18)	-0.52%
CoStar Group Inc	30	18	0.52%
Carl Zeiss Meditec AG	158	18	0.52%
CDK Global Inc	(373)	(18)	-0.51%
RenaissanceRe Holdings Ltd	93	18	0.51%
Arch Capital Group Ltd	427	18	0.51%
PulteGroup Inc	490	18	0.51%
Hitachi Chemical Co Ltd	549	18	0.51%
AES Corp/VA	1,094	18	0.51%
3i Group PLC	1,247	18	0.51%
Entergy Corp	152	18	0.51%
Toho Co Ltd/Tokyo	408	18	0.51%
Colgate-Palmolive Co	(243)	(18)	-0.51%
CyberAgent Inc	(465)	(18)	-0.51%
Hitachi High-Technologies Corp	309	18	0.51%
Cincinnati Financial Corp	153	18	0.51%
JM Smucker Co/The	(162)	(18)	-0.51%
Galp Energia SGPS SA	(1,184)	(18)	-0.51%
Dominion Energy Inc	(220)	(18)	-0.51%
Wells Fargo & Co	(353)	(18)	-0.51%
Zoetis Inc	143	18	0.51%
DENTSPLY SIRONA Inc	333	18	0.51%
Southern Co/The	287	18	0.51%
Toronto-Dominion Bank/The	(304)	(18)	-0.51%
Conagra Brands Inc	(578)	(18)	-0.51%
Teleflex Inc	52	18	0.51%
Bristol-Myers Squibb Co	(349)	(18)	-0.51%
NVR Inc	5	18	0.51%
Quest Diagnostics Inc	(165)	(18)	-0.51%
American Water Works Co Inc	143	18	0.51%
PTC Inc	(260)	(18)	-0.51%
Danaher Corp	123	18	0.51%
Oracle Corp	(321)	(18)	-0.51%
American Tower Corp	80	18	0.51%

See notes to unaudited consolidated schedule of investments.

15

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

(x)	Seeks to go long commodities with the most downward sloping term structures and short commodities with the most upward sloping term structures to monetize the relative roll-yields that exists across different commodities.

Top Underlying Components	Notional	Percentage of Notional
Futures
SUGAR #11 (WORLD) Mar20	(1,798)	-24.35%
LME COPPER Nov19	1,462	19.79%
COPPER Dec19	(1,461)	-19.79%
COPPER Mar20	(1,404)	-19.01%
LME COPPER Feb20	1,404	19.01%
WHITE SUGAR (ICE) Mar20	972	13.17%
NY Harb ULSD Feb20	(873)	-11.82%
WHITE SUGAR (ICE) Dec19	845	11.45%
NY Harb ULSD Nov19	(818)	-11.08%
WHEAT (CBT) Mar20	789	10.68%
KC HRW WHEAT Mar20	(785)	-10.63%
WHEAT (CBT) Dec19	766	10.37%
KC HRW WHEAT Dec19	(764)	-10.35%
LIVE CATTLE Feb20	(755)	-10.23%
CATTLE FEEDER Mar20	751	10.18%
BRENT CRUDE Dec19	701	9.49%
LIVE CATTLE Dec19	(676)	-9.15%
CATTLE FEEDER Nov19	672	9.10%
BRENT CRUDE Mar20	640	8.67%
GOLD 100 OZ Dec19	637	8.63%
SILVER Dec19	(619)	-8.39%
SOYBEAN Nov19	563	7.62%
SOYBEAN Mar20	561	7.60%
SOYBEAN MEAL Dec19	(561)	-7.59%
SOYBEAN MEAL Mar20	(561)	-7.59%
GOLD 100 OZ Feb20	556	7.53%
SILVER Mar20	(540)	-7.32%
COFFEE ‘C’ Dec19	(491)	-6.65%
COFF ROBUSTA 10tn Nov19	487	6.60%
COFFEE ‘C’ Mar20	(458)	-6.20%
COFF ROBUSTA 10tn Mar20	453	6.14%
Low Su Gasoil G Nov19	(365)	-4.94%
Low Su Gasoil G Feb20	(319)	-4.32%
GASOLINE RBOB Nov19	306	4.14%
GASOLINE RBOB Feb20	296	4.01%
WTI CRUDE Feb20	244	3.30%
WTI CRUDE Nov19	157	2.12%

See notes to unaudited consolidated schedule of investments.

16

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

(y)	Exposure to the JPM U.S. 10Y bond futures index.

Top Underlying Components	Notional	Percentage of Notional
Futures
US 10YR NOTE (CBT)Dec19	29,108	100.00%

(z)	Seeks to take advantage of the convexity that exists within commodity term structures by going long deferred futures contracts and short nearby futures contracts within the same commodity.

Top Underlying Components	Notional	Percentage of Notional
Futures
WTI CRUDE Nov19	(2,734)	-16.62%
WTI CRUDE Dec19	2,563	15.58%
BRENT CRUDE Dec19	2,416	14.68%
BRENT CRUDE Jan20	(2,415)	-14.67%
NATURAL GAS Apr20	2,368	14.39%
COPPER Mar20	2,368	14.39%
COPPER Dec19	(2,307)	-14.02%
NATURAL GAS Nov19	(2,179)	-13.24%
CORN Dec19	(1,928)	-11.72%
SOYBEAN Jul20	1,907	11.59%
SOYBEAN Nov19	(1,904)	-11.57%
CORN Jul20	1,847	11.22%
LME NICKEL Dec19	1,344	8.17%
LME NICKEL Nov19	(1,342)	-8.15%
LME PRI ALUM Dec19	1,331	8.09%
LME PRI ALUM Nov19	(1,299)	-7.89%
LIVE CATTLE Dec19	(1,181)	-7.17%
LME ZINC Dec19	1,076	6.54%
SOYBEAN MEAL Jul20	1,051	6.38%
SOYBEAN MEAL Dec19	(1,037)	-6.30%
SOYBEAN OIL Dec19	(1,021)	-6.20%
SOYBEAN OIL Jul20	1,019	6.19%
LME ZINC Nov19	(995)	-6.05%
Low Su Gasoil G Nov19	(913)	-5.55%
Low Su Gasoil G Dec19	891	5.41%
COFFEE ‘C’ Dec19	(786)	-4.78%
NY Harb ULSD Nov19	(746)	-4.53%
COFFEE ‘C’ May20	716	4.35%
NY Harb ULSD Mar20	714	4.34%
LEAN HOGS Dec19	(699)	-4.25%
LIVE CATTLE Feb20	607	3.69%
WHEAT (CBT) Dec19	(513)	-3.12%
WHEAT (CBT) Dec20	490	2.98%
LIVE CATTLE Apr20	450	2.73%
COTTON NO.2 Mar20	392	2.38%
COTTON NO.2 Dec19	(383)	-2.33%
LEAN HOGS Feb20	289	1.75%
LEAN HOGS Apr20	227	1.38%
LIVE CATTLE Jun20	226	1.37%
KC HRW WHEAT Dec19	(193)	-1.17%
KC HRW WHEAT Dec20	172	1.05%
LEAN HOGS Jun20	103	0.63%
GOLD 100 OZ Dec19	76	0.46%
SUGAR #11 (WORLD) Mar20	(56)	-0.34%
GASOLINE RBOB Nov19	(35)	-0.21%
SILVER Dec19	26	0.16%

See notes to unaudited consolidated schedule of investments.

17

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

(aa)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Index	708	12.86%

(ab)	Market neutral strategy that seeks to provide exposure to Quality risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Cash
US DOLLAR		10,893	98.54%
Common Stock
First Quantum Minerals Ltd	(11,065)	(93)	-0.84%
NIKE Inc	944	89	0.80%
HollyFrontier Corp	1,638	88	0.79%
Brighthouse Financial Inc	(2,144)	(87)	-0.79%
Prudential Financial Inc	959	86	0.78%
Ameriprise Financial Inc	585	86	0.78%
Newell Brands Inc	(4,597)	(86)	-0.78%
WW Grainger Inc	289	86	0.78%
Kimberly-Clark Corp	(602)	(86)	-0.77%
SS&C Technologies Holdings Inc	(1,654)	(85)	-0.77%
Royal Bank of Canada	(1,050)	(85)	-0.77%
SNC-Lavalin Group Inc	(6,035)	(85)	-0.77%
Rockwell Automation Inc	515	85	0.77%
Philip Morris International In	1,117	85	0.77%
F5 Networks Inc	603	85	0.77%
Bristol-Myers Squibb Co	1,671	85	0.77%
Targa Resources Corp	(2,109)	(85)	-0.77%
Bank of Montreal	(1,149)	(85)	-0.77%
International Paper Co	2,025	85	0.77%
Invitation Homes Inc	(2,857)	(85)	-0.77%
National Bank of Canada	1,697	84	0.76%
AXA Equitable Holdings Inc	(3,810)	(84)	-0.76%
Sysco Corp	1,063	84	0.76%
Cameco Corp	(8,885)	(84)	-0.76%
Packaging Corp of America	795	84	0.76%
Athene Holding Ltd	2,004	84	0.76%
PPG Industries Inc	711	84	0.76%
Vistra Energy Corp	3,151	84	0.76%
Dominion Energy Inc	(1,038)	(84)	-0.76%
Western Union Co/The	3,629	84	0.76%
Best Buy Co Inc	1,218	84	0.76%
Microchip Technology Inc	(904)	(84)	-0.76%
Citigroup Inc	(1,215)	(84)	-0.76%
Crown Holdings Inc	1,270	84	0.76%
Fastenal Co	2,568	84	0.76%
Southern Co/The	1,357	84	0.76%
Mettler-Toledo International I	119	84	0.76%
Allergan PLC	(498)	(84)	-0.76%
Boeing Co/The	220	84	0.76%
JPMorgan Chase & Co	(711)	(84)	-0.76%
Celanese Corp	683	84	0.76%
PrairieSky Royalty Ltd	(5,981)	(83)	-0.76%
Evergy Inc	(1,253)	(83)	-0.75%
Charles Schwab Corp/The	(1,993)	(83)	-0.75%
Metro Inc	(1,891)	(83)	-0.75%
Vornado Realty Trust	1,308	83	0.75%
HP Inc	(4,402)	(83)	-0.75%
Home Depot Inc/The	(359)	(83)	-0.75%
FirstEnergy Corp	1,727	83	0.75%

See notes to unaudited consolidated schedule of investments.

18

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

(ac)	Basket of indices comprised of Interest Rate Swaps in USD, EUR, GBP, and JPY based on value and momentum characteristics.

Top Underlying Components	Notional	Percentage of Notional
Index
IRS Rec 1Y in JPY	(26,882)	-63.85%
IRS Rec 2Y in JPY	(9,414)	-22.36%
IRS Rec 1Y in EUR	(8,055)	-19.13%
IRS Rec 10Y in GBP	(6,780)	-16.10%
IRS Rec 5Y in USD	4,769	11.33%
IRS Rec 5Y in JPY	3,867	9.18%
IRS Rec 10Y in EUR	(3,779)	-8.98%
IRS Rec 10Y in USD	2,896	6.88%
IRS Rec 10Y in JPY	1,928	4.58%
IRS Rec 20Y in GBP	(1,847)	-4.39%
IRS Rec 30Y in USD	1,771	4.21%
IRS Rec 20Y in USD	1,570	3.73%
IRS Rec 30Y in JPY	923	2.19%
IRS Rec 5Y in GBP	788	1.87%
IRS Rec 20Y in JPY	389	0.92%
IRS Rec 30Y in EUR	(387)	-0.92%
IRS Rec 30Y in GBP	281	0.67%

(ad)	Systematic strategy that takes advantage of the volatility curve to generate positive carry.

Top Underlying Components	Notional	Percentage of Notional
Derivative
1y Forward 10y20y Straddle	9,184	100.00%

(ae)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Index	3,752	66.74%

See notes to unaudited consolidated schedule of investments.

19

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

F — Federal Funds Effective Rate (As of September 30, 2019, F was 2.00%)

LIBOR — London Interbank Offered Rate (As of September 30, 2019, Three Month LIBOR was 2.09%)

USD — US Dollar, JPY — Japanese Yen, CHF — Swiss Franc, CAD — Canadian Dollar, SEK — Swedish Krona, NOK — Norwegian Krone, IDR — Indonesian Rupiah, INR — India Rupee, KRW — South Korean Won, PLN — Polish Zloty, MXN — Mexican Peso, ZAR — South African Rand, SGD — Singapore Dollar, CNH — Chinese Yuan, PHP — Philippine Peso, ILS — Israeli Shekel, CZK — Czech Koruna, EUR — Euro, HUF — Hungarian Forint, RUB — Russian Ruble, NZD — New Zealand Dollar, GBP — British Pound, TRY — Turkish Lira, TWD — Taiwan Dollar, CLP — Chilean Peso, BRL — Brazilian Real, AUD — Australian Dollar

See notes to unaudited consolidated schedule of investments.

20

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments—99.9%
State Street Institutional Liquid Reserves Fund - Premier Class	(c)	2.03%	2,043,739	$2,044	$2,044
Total Short-Term Investments				2,044	2,044
TOTAL INVESTMENTS—99.9%				$2,044	$2,044
Other Assets in Excess of Liabilities—0.1%					2
Net Assets—100.0%					$2,046

Total Return Index Swaps(d)—(0.5)%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.50%	Total return on Barclays Month End Rebalancing Currency Index(e)	USD	309	1/2/2020	Quarterly	$—	$—	$—	$—
Barclays Bank PLC	Fixed Rate of 0.50%	Total return on Barclays IDMF Strategy Index(f)	USD	504	6/4/2020	Quarterly	—	—	—	—
BNP Paribas	Fixed Rate of 0.10%	Total return on BNP Paribas AI Trend ex-Commo USD Index(g)	USD	500	6/5/2020	Quarterly	—	(6)	—	6
Deutsche Bank	0%	Total return on Deutsche Bank Trend Intraday Equity Index(h)	USD	482	12/31/2019	Quarterly	—	—	—	—
Deutsche Bank	0%	Total return on Deutsche Bank Diversified Rates Strategy Index 008(i)	USD	410	6/5/2020	Quarterly	—	—	—	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Cross Asset Trend Risk Parity(j)	USD	524	1/2/2020	Quarterly	—	—	—	—
JP Morgan Chase Bank, N.A	0%	Total return on JPM FX Momentum(k)	USD	289	1/2/2020	Quarterly	—	—	—	—
JP Morgan Chase Bank, N.A	Fixed Rate of 0.10%	Total return on JPM QES Basket Index(l)	USD	297	1/2/2020	Quarterly	—	(3)	—	3
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.20%	Total return JPM Bi-Weekly 1 Month Variance US Conviction Mean Reversion(m)	USD	288	1/2/2020	Monthly	—	—	—	—
Morgan Stanley & Co. International PLC	0%	Total return on MSEF Global Momentum(n)	USD	514	1/2/2020	Quarterly	—	—	—	—
Nomura Securities Co., Ltd	Fixed Rate of 0.15%	Total return on Nomura G10 All Currencies Mean Reversion(o)	USD	300	1/4/2020	Quarterly	—	(1)	—	1
Total Total Return Index Swaps							$—	$(10)	$—	$10

See notes to unaudited consolidated schedule of investments.

21

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Fair value as of September 30, 2019 is determined by the board of trustees of FS Series Trust (the “Trust”).

(c)	Rate represents the seven-day yield as of September 30, 2019.

(d)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(e)	Currency selection strategy based on equity market performance. Anticipates flows driven by hedging activities.

Top Underlying Components	Notional	Percentage of Notional
Cash
US DOLLAR	618	200.00%

(f)	Aims to capture intraday trends and momentum in the S&P 500.

(g)	Futures-based liquid strategy that is composed of BNP proprietary trend strategies across Equity and Fixed Income markets.

Top Underlying Components	Notional	Percentage of Notional
Cash/Foreign Currency
US DOLLAR	781	158.14%
EURO	271	54.84%
JAPANESE YEN	202	40.92%
HONG KONG DOLLAR	(7)	-1.35%
Futures
BNP Paribas EUR 10Y Index	(369)	-74.77%
BNP Paribas USD 10Y Index	(248)	-50.32%
BNP Paribas JPY 10Y Index	(203)	-41.05%
BNP Paribas Eurozone Equity	98	19.93%
BNP Paribas US Equity	(19)	-3.93%
BNP Paribas Emerging Equities	(19)	-3.89%
BNP Paribas China Equity	7	1.35%
BNP Paribas Japan Equity	1	0.12%

(h)	Aims to capture intraday trends and momentum in the S&P 500.

(i)	Seeks to monetize short-term interest rate momentum by taking long or short positions in US and European rates markets.

Top Underlying Components	Notional	Percentage of Notional
Index
Deutsche Bank Duration Bias EU	77	18.88%
Deutsche Bank Duration Bias US	70	17.14%

See notes to unaudited consolidated schedule of investments.

22

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

(j)	Future and forward based liquid and fully transparent strategy that is composed of four Goldman Sachs' proprietary strategies across four asset classes - FX Trend, Rates & Bonds Trend, Equity Trend, and Commodity trend.

Top Underlying Components	Notional	Percentage of Notional
Futures
3MO EURO EURIBOR Dec20	299	57.40%
3MO EURO EURIBOR Mar21	299	57.39%
3MO EURO EURIBOR Jun20	299	57.38%
3MO EURO EURIBOR Mar20	299	57.37%
90DAY STERLING Mar21	297	57.06%
90DAY STERLING Dec20	297	57.05%
90DAY STERLING Jun20	297	57.04%
90DAY STERLING Mar20	297	57.02%
90DAY EURO$ Jun20	295	56.63%
90DAY EURO$ Mar20	295	56.57%
90DAY EURO$ Mar21	285	54.69%
90DAY EURO$ Dec20	284	54.63%
US 2YR NOTE (CBT) Dec19	254	48.71%
EURO-SCHATZ Dec19	181	34.71%
EURO-BOBL Dec19	156	29.97%
JPN 10Y BOND(OSE) Dec19	118	22.61%
US 5YR NOTE (CBT) Dec19	114	21.94%
EURO-BUND Dec19	78	15.01%
US 10YR NOTE (CBT)Dec19	75	14.38%
LONG GILT Dec19	64	12.23%
US LONG BOND(CBT) Dec19	43	8.18%
S&P/TSX 60 IX Dec19	32	6.23%
SWISS MKT IX Dec19	27	5.26%
SPI 200 Oct19	27	5.10%
IBEX 35 INDX Oct19	26	5.02%
FTSE 100 IDX Dec19	26	5.00%
AMSTERDAM IDX Oct19	25	4.85%
EURO STOXX 50 Dec19	24	4.61%
DAX INDEX Dec19	23	4.49%
Forwards
USD/SGD 1MO	(120)	-23.09%
USD/TWD 1MO	(89)	-17.08%
USD/PHP 1MO	73	14.05%
EUR/USD 1MO	(70)	-13.53%
USD/IDR 1MO	68	13.05%
USD/ILS 1MO	62	11.94%
USD/KRW 1MO	(60)	-11.54%
USD/CZK 1MO	(59)	-11.31%
USD/CNH 1MO	(57)	-11.04%
AUD/USD 1MO	(53)	-10.15%
USD/CHF 1MO	(50)	-9.59%
NZD/USD 1MO	(50)	-9.59%
USD/PLN 1MO	(49)	-9.43%
USD/HUF 1MO	(46)	-8.80%
USD/CAD 1MO	(44)	-8.46%
USD/NOK 1MO	(44)	-8.46%
USD/SEK 1MO	(44)	-8.46%
GBP/USD 1MO	(44)	-8.46%
USD/CLP 1MO	(39)	-7.54%
USD/BRL 1MO	(29)	-5.66%
USD/TRY 1MO	26	5.03%

See notes to unaudited consolidated schedule of investments.

23

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

(k)	Currency selection strategy based on equity market performance. Anticipates flows driven by hedging activities.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currency
SOUTH AFRICAN RAND	(90)	-31.11%
RUSSIAN RUBLE	71	24.44%
POLISH ZLOTY	(67)	-23.33%
MEXICAN PESO	(48)	-16.67%
JAPANESE YEN	45	15.56%
EURO	(26)	-8.89%
CANADIAN DOLLAR	16	5.56%
SWEDISH KRONA	16	5.56%
TURKISH LIRA	10	3.33%
NORWEGIAN KRONE	(10)	-3.33%
BRITISH POUND	10	3.33%
HUNGARIAN FORINT	(6)	-2.22%

(l)	Aims to capture intraday trends and momentum in NASDAQ and VIX futures.

(m)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Index	37	12.86%

(n)	Market neutral portfolio of global stocks with long-term momentum signal.

Top Underlying Components	Shares	Notional	Percentage of Notional
Cash
US DOLLAR		521	101.44%
Common Stock
Global Payments Inc	37	6	1.13%
Michael Kors Holdings Ltd	(129)	(4)	-0.84%

See notes to unaudited consolidated schedule of investments.

24

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

AbbVie Inc	(56)	(4)	-0.82%
Perrigo Co PLC	(75)	(4)	-0.82%
Nordstrom Inc	(123)	(4)	-0.80%
West Fraser Timber Co Ltd	(103)	(4)	-0.80%
State Street Corp	(69)	(4)	-0.79%
Molson Coors Brewing Co	(71)	(4)	-0.79%
Conagra Brands Inc	(132)	(4)	-0.79%
SNC-Lavalin Group Inc	(287)	(4)	-0.79%
Comerica Inc	(61)	(4)	-0.79%
NRG Energy Inc	(102)	(4)	-0.78%
F5 Networks Inc	(29)	(4)	-0.78%
Bristol-Myers Squibb Co	(79)	(4)	-0.78%
PPL Corp	(127)	(4)	-0.78%
Canadian Imperial Bank of Comm	(48)	(4)	-0.78%
CenterPoint Energy Inc	(133)	(4)	-0.78%
DENTSPLY SIRONA Inc	75	4	0.78%
Cincinnati Financial Corp	34	4	0.78%
Vistra Energy Corp	(150)	(4)	-0.78%
Archer-Daniels-Midland Co	(97)	(4)	-0.78%
Danaher Corp	28	4	0.78%
Walgreens Boots Alliance Inc	(72)	(4)	-0.78%
Chipotle Mexican Grill Inc	5	4	0.77%
Crown Holdings Inc	60	4	0.77%
Procter & Gamble Co/The	32	4	0.77%
Digital Realty Trust Inc	(31)	(4)	-0.77%
UGI Corp	(79)	(4)	-0.77%
Host Hotels & Resorts Inc	(229)	(4)	-0.77%
East West Bancorp Inc	(89)	(4)	-0.77%
Evergy Inc	(59)	(4)	-0.77%
Vornado Realty Trust	(62)	(4)	-0.77%
AltaGas Ltd	(269)	(4)	-0.77%
Weyerhaeuser Co	(143)	(4)	-0.77%
Citrix Systems Inc	(41)	(4)	-0.77%
Ingredion Inc	(48)	(4)	-0.77%
Kroger Co/The	(153)	(4)	-0.77%
RenaissanceRe Holdings Ltd	20	4	0.77%
Onex Corp	(64)	(4)	-0.77%
Emera Inc	90	4	0.77%
SVB Financial Group	(19)	(4)	-0.77%
Lululemon Athletica Inc	20	4	0.77%
TransCanada Corp	76	4	0.76%
Affiliated Managers Group Inc	(47)	(4)	-0.76%
Kellogg Co	(61)	(4)	-0.76%
Veeva Systems Inc	26	4	0.76%
CenturyLink Inc	(314)	(4)	-0.76%
Macerich Co/The	(124)	(4)	-0.76%
CDW Corp/DE	32	4	0.76%

(o)	Currency selection strategy using mean reversion signals.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currencies
CANADIAN DOLLAR	(30)	-10.04%
BRITISH POUND	(28)	-9.20%
SWEDISH KRONA	21	6.93%
NEW ZEALAND DOLLAR	20	6.77%
EURO	19	6.32%
SWISS FRANC	11	3.74%
JAPANESE YEN	8	2.84%
NORWEGIAN KRONE	4	1.21%
AUSTRALIAN DOLLAR	2	0.61%

See notes to unaudited consolidated schedule of investments.

25

FS Global Macro Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Par Amount(b)	Amortized Cost	Fair Value(c)
Commodity Linked Notes—6.2%
Citigroup Global Markets Holdings, Inc. 144A sr. notes 1-month LIBOR less 0.1%, 2020 (Indexed to the Citi Commodities Alpha Beta Basket F1 Index multiplied by 3)	(d)	$133	$133	$129
Total Commodity Linked Notes			133	129

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(c)
Short-Term Investments—92.2%
State Street Institutional Liquid Reserves Fund - Premier Class	(e)	2.03%	1,919,014	$1,919	$1,919
Total Short-Term Investments				1,919	1,919
TOTAL INVESTMENTS—98.4%				$2,052	$2,048
Other Assets in Excess of Liabilities—1.6%					34
Net Assets—100.0%					$2,082

Total Return Index Swaps(f)—(0.2)%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.55%	Total return on Barclays WVFS Strategy(g)	USD	154	1/2/2020	Quarterly	$—	$—	$—	$—
Barclays Bank PLC	Fixed Rate of 0.55%	Total return on Barclays EWSV Index(h)	EUR	137	1/2/2020	Quarterly	—	—	—	—
Deutsche Bank	Fixed Rate of 0.00%	Total return on Deutsche Bank Cross Asset Carry USD Index Ex Commodities(i)	USD	315	12/31/2019	Quarterly	—	—	—	—
Goldman Sachs International	Fixed Rate of 0.15%	Total Return on Goldman Sachs Macro Index CA02(j)	USD	325	1/2/2020	Quarterly	—	—	—	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs RP Equity Carry(k)	USD	202	1/2/2020	Quarterly	—	—	—	—
JP Morgan Chase Bank, N.A.	0%	Total return on JPM Global Credit Value(l)	USD	183	1/2/2020	Quarterly	—	—	—	—
Morgan Stanley Capital Services LLC	Fixed Rate of 0.25%	Total return on J. P. Morgan Government Bond Carry to-Risk Index(m)	USD	607	1/2/2020	Quarterly	—	—	—	—
Nomura Securities Co., Ltd	0%	Total return on Nomura Bespoke Transaction Interest Rate Risk Premia Basket(n)	USD	2,000	1/4/2020	Quarterly	—	(5)	—	5
Total Total Return Index Swaps							$—	$(5)	$—	$5

See notes to unaudited consolidated schedule of investments.

26

FS Global Macro Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value as of September 30, 2019 is determined by the board of trustees of FS Series Trust (the “Trust”).

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $129, which represents approximately 6.2% of net assets as of September 30, 2019.

(e)	Rate represents the seven-day yield as of September 30, 2019.

(f)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(g)	Short variance exposure in the S&P 500 Index.

Top Underlying Components	Notional	Percentage of Notional
Swap
S&P 500 Variance	154	100.00%

(h)	Short variance exposure in the Eurostoxx 50 index.

Top Underlying Components	Notional	Percentage of Notional
Swap
Eurostoxx 50 Variance	149	100.00%

(i)	Cross Asset carry strategy excluding commodities.

Top Underlying Components	Notional	Percentage of Notional
Forwards
USD/EUR	(49)	-15.53%
USD/JPY	(39)	-12.25%
USD/AUD	(14)	-4.43%
USD/BRL	3	1.02%
USD/CNH	3	1.02%
USD/HUF	3	1.02%
USD/KRW	3	1.02%
USD/MXN	3	1.02%
USD/PLN	3	1.02%
USD/RUB	3	1.02%
USD/SGD	3	1.02%
USD/TRY	3	1.02%
USD/TWD	3	1.02%
USD/ZAR	3	1.02%
Index
CDX.NA.HY 5Y Long Excess Return	30	9.37%
ITRX XOVER CDSI S30 5y Corp	27	8.68%
EONIA Total Return Index	(0)	-0.01%
Future
NIKKEI 225 (OSE) Dec19	21	6.77%
MSCI EmgMkt Dec19	10	3.23%
FTSE 100 IDX Dec19	7	2.25%
S&P500 EMINI Dec19	2	0.49%
EURO STOXX 50 Dec19	1	0.21%
Swap
EURO 10 YR	16	5.02%
JAPANESE YEN 10 YR	12	3.81%
US DOLLAR 10 YR	(7)	-2.31%
BRITISH POUND 10 YR	(1)	-0.41%

See notes to unaudited consolidated schedule of investments.

27

FS Global Macro Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

(j)	Currency selection strategy based on relative interest rates.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currency
TURKISH LIRA	49	15.12%
INDIAN RUPEE	49	15.01%
RUSSIAN RUBLE	48	14.93%
INDONESIAN RUPIAH	48	14.80%
MEXICAN PESO	48	14.76%
EURO	(48)	-14.65%
SWEDISH KRONA	(48)	-14.63%
SWISS FRANC	(42)	-13.07%
CHILEAN PESO	(35)	-10.86%
AUSTRALIAN DOLLAR	(30)	-9.24%
SOUTH KOREAN WON	(17)	-5.37%
NORWEGIAN KRONE	(13)	-4.03%
ISRAELI SHEKEL	(4)	-1.29%
HUNGARIAN FORINT	(1)	-0.22%
BRITISH POUND	(0)	0.00%
NEW ZEALAND DOLLAR	(0)	0.00%
PHILIPPINES PESO	0	0.00%
CANADIAN DOLLAR	(0)	0.00%
SOUTH AFRICAN RAND	0	0.00%
POLISH ZLOTY	(0)	0.00%
JAPANESE YEN	(0)	0.00%

See notes to unaudited consolidated schedule of investments.

28

FS Global Macro Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

(k)	Market neutral strategy based on futures versus spot differentials across equity markets.

Top Underlying Components	Notional	Percentage of Notional
Futures
BIST 30 Oct19	(38)	-18.77%
TOPIX INDX Dec19	36	17.97%
FTSE/JSE TOP 40 Dec19	(33)	-16.22%
IBEX 35 INDX Oct19	33	16.18%
CAC40 10 EURO Oct19	24	12.12%
FTSE 100 IDX Dec19	24	12.09%
HSCEI Oct19	(23)	-11.27%
NASDAQ 100 E-MINI Dec19	(23)	-11.26%
E-Mini Russ 2000 Dec19	(22)	-10.80%
MSCI TAIWAN INDEX Oct19	20	9.87%
EURO STOXX 50 Dec19	19	9.59%
MSCI EmgMkt Dec19	(14)	-6.84%
KOSPI2 INX Dec19	(13)	-6.47%
S&P500 EMINI Dec19	(12)	-6.19%
SWISS MKT IX Dec19	9	4.43%
SET50 Dec19	9	4.39%
SPI 200 Oct19	(8)	-4.01%
FTSE/MIB IDX Dec19	7	3.32%
S&P/TSX 60 IX Dec19	4	2.19%
AMSTERDAM IDX Oct19	4	1.81%
HANG SENG IDX Oct19	(4)	-1.80%
Cash/Foreign Currency
JAPANESE YEN	(0)	0.00%
US DOLLAR	(0)	0.00%
SWISS FRANC	(0)	0.00%
EURO	(0)	0.00%
BRITISH POUND	0	0.00%

(l)	Long-Short strategy capturing the risk premia between high yield and investment grade credit.

Top Underlying Components	Notional	Percentage of Notional
Index
iTraxx Main 5Y Long Excess Ret	(1,374)	-750.19%
CDX High Yield 5 Yr	335	182.77%
CDX Investment Grade 5 Yr	(51)	-27.77%
iTraxx XO 5Y Long Excess Return	14	7.85%

See notes to unaudited consolidated schedule of investments.

29

FS Global Macro Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

(m)	Seeks to deliver enhanced returns by allocating exposure to assets from a set of government bond futures by computing the ratio of implied carry to three-month realized volatility, allocating evenly weighted risk exposure to all assets with a ratio above the set threshold.

Top Underlying Components	Notional	Percentage of Notional
Futures
EURO-SCHATZ Dec19	347	57.16%
EURO-BOBL Dec19	(260)	-42.87%
JPN 10Y BOND(OSE) Dec19	173	28.58%
US 10YR NOTE (CBT) Dec19	65	10.72%

(n)	Basket of indices comprised of Interest Rate Swaps in USD, EUR, GBP, and JPY based on carry, value, and momentum characteristics.

Top Underlying Components	Notional	Percentage of Notional
Index
IRS Rec 1Y in JPY	(1,274)	-63.85%
IRS Rec 2Y in JPY	(446)	-22.36%
IRS Rec 1Y in EUR	(382)	-19.13%
IRS Rec 10Y in GBP	(321)	-16.10%
IRS Rec 5Y in USD	226	11.33%
IRS Rec 5Y in JPY	183	9.18%
IRS Rec 10Y in EUR	(179)	-8.98%
IRS Rec 10Y in USD	137	6.88%
IRS Rec 10Y in JPY	91	4.58%
IRS Rec 20Y in GBP	(88)	-4.39%
IRS Rec 30Y in USD	84	4.21%
IRS Rec 20Y in USD	74	3.73%
IRS Rec 30Y in JPY	44	2.19%
IRS Rec 5Y in GBP	37	1.87%
IRS Rec 20Y in JPY	18	0.92%
IRS Rec 30Y in EUR	(18)	-0.92%
IRS Rec 30Y in GBP	13	0.67%

See notes to unaudited consolidated schedule of investments.

30

FS Real Asset Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Par Amount(b)	Amortized Cost	Fair Value(c)
Commodity Linked Notes—18.4%
Citigroup Global Markets Holdings, Inc. 144A sr. notes 1-month LIBOR less 0.1%, 2020 (Indexed to the Citi Commodities Alpha Beta Basket F1 Index multiplied by 3)	(d)	$600	$600	$580
Total Commodity Linked Notes			600	580

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(c)
Short-Term Investments—80.3%
State Street Institutional Liquid Reserves Fund - Premier Class	(e)	2.03%	2,531,228	$2,531	$2,531
Total Short-Term Investments				2,531	2,531
TOTAL INVESTMENTS—98.7%				$3,131	$3,111
Other Assets in Excess of Liabilities—1.3%					42
Net Assets—100.0%					$3,153

Total Return Index Swaps(f)—0.0%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	Total return on JPM Short ERP Sector(g)	3 Month LIBOR - 0.25%	USD	671	1/2/2020	Quarterly	$—	$—	$—	$—
JPMorgan Chase Bank, N.A.	3 Month LIBOR + 0.60%	Total return on JPM Long ERP Sector(h)	USD	1,367	1/2/2020	Quarterly	—	—	—	—
Morgan Stanley Capital Services LLC	1 Month LIBOR + 0.50%	Total return on Morgan Stanley Inflation Index(i)	USD	315	12/30/2019	Quarterly	—	—	—	—
Morgan Stanley Capital Services LLC	1 Month LIBOR + 0.50%	Total return on Morgan Stanley Pricing Power Index(j)	USD	319	12/30/2019	Quarterly	—	—	—	—
Total Total Return Index Swaps							$—	$—	$—	$—

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value as of September 30, 2019 is determined by the board of trustees of FS Series Trust (the “Trust”).

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $580, which represents approximately 18.4% of net assets as of September 30, 2019.

(e)	Rate represents the seven-day yield as of September 30, 2019.

(f)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

See notes to unaudited consolidated schedule of investments.

31

FS Real Asset Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

(g)	Uses factor-based stock selection to provide short exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Equinix Inc	(26)	(15)	-2.20%
NextEra Energy Inc	(62)	(14)	-2.15%
Invitation Homes Inc	(485)	(14)	-2.14%
Atmos Energy Corp	(125)	(14)	-2.12%
Vistra Energy Corp	(530)	(14)	-2.11%
NRG Energy Inc	(356)	(14)	-2.10%
Prologis Inc	(165)	(14)	-2.09%
American Water Works Co Inc	(112)	(14)	-2.08%
Equity Residential	(161)	(14)	-2.07%
Alexandria Real Estate Equitie	(89)	(14)	-2.05%
American Tower Corp	(62)	(14)	-2.05%
United Continental Holdings In	(155)	(14)	-2.04%
Roper Technologies Inc	(38)	(14)	-2.03%
Fortive Corp	(198)	(14)	-2.02%
Genesee & Wyoming Inc	(123)	(14)	-2.02%
Old Dominion Freight Line Inc	(80)	(14)	-2.02%
Boston Properties Inc	(104)	(13)	-2.01%
Alcoa Corp	(669)	(13)	-2.00%
General Electric Co	(1,502)	(13)	-2.00%
IHS Markit Ltd	(201)	(13)	-2.00%
DuPont de Nemours Inc	(187)	(13)	-1.99%
SBA Communications Corp	(55)	(13)	-1.99%
TransUnion	(165)	(13)	-1.99%
Arconic Inc	(511)	(13)	-1.98%
Textron Inc	(272)	(13)	-1.98%
Whiting Petroleum Corp	(1,656)	(13)	-1.98%
Mosaic Co/The	(629)	(13)	-1.92%
WPX Energy Inc	(1,211)	(13)	-1.91%
Continental Resources Inc/OK	(414)	(13)	-1.90%
EOG Resources Inc	(172)	(13)	-1.90%
XPO Logistics Inc	(177)	(13)	-1.89%
Parsley Energy Inc	(747)	(13)	-1.87%
Axalta Coating Systems Ltd	(396)	(12)	-1.78%
Transocean Ltd	(2,508)	(11)	-1.67%
Spirit AeroSystems Holdings In	(132)	(11)	-1.62%
Oasis Petroleum Inc	(3,085)	(11)	-1.59%
American Homes 4 Rent	(407)	(11)	-1.57%
Jones Lang LaSalle Inc	(75)	(10)	-1.56%
Sherwin-Williams Co/The	(18)	(10)	-1.50%
Kilroy Realty Corp	(128)	(10)	-1.48%
Sensata Technologies Holding P	(186)	(9)	-1.39%
Spirit Airlines Inc	(257)	(9)	-1.39%
Eagle Materials Inc	(95)	(9)	-1.28%
Colfax Corp	(284)	(8)	-1.23%
Acuity Brands Inc	(60)	(8)	-1.20%
CyrusOne Inc	(101)	(8)	-1.19%
Gardner Denver Holdings Inc	(268)	(8)	-1.13%
WABCO Holdings Inc	(52)	(7)	-1.03%
Allegheny Technologies Inc	(335)	(7)	-1.01%
National Oilwell Varco Inc	(279)	(6)	-0.88%

See notes to unaudited consolidated schedule of investments.

32

FS Real Asset Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

(h)	Uses factor-based stock selection to provide long exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Dominion Energy Inc	354	29	2.10%
PPL Corp	912	29	2.10%
LyondellBasell Industries NV	318	28	2.08%
Southern Co/The	460	28	2.08%
Kimco Realty Corp	1,355	28	2.07%
Omega Healthcare Investors Inc	674	28	2.06%
VEREIT Inc	2,866	28	2.05%
Dow Inc	582	28	2.03%
Targa Resources Corp	687	28	2.02%
International Paper Co	657	27	2.01%
Cummins Inc	165	27	1.96%
Fastenal Co	820	27	1.96%
3M Co	161	27	1.94%
ONEOK Inc	360	27	1.94%
United Parcel Service Inc	221	27	1.94%
Williams Cos Inc/The	1,102	27	1.94%
Helmerich & Payne Inc	655	26	1.92%
WestRock Co	720	26	1.92%
Eaton Corp PLC	314	26	1.91%
PACCAR Inc	373	26	1.91%
Macerich Co/The	779	25	1.80%
Nielsen Holdings PLC	1,139	24	1.77%
Iron Mountain Inc	743	24	1.76%
Brixmor Property Group Inc	1,125	23	1.67%
Spirit Realty Capital Inc	474	23	1.66%
Gaming and Leisure Properties	579	22	1.62%
Medical Properties Trust Inc	1,125	22	1.61%
Olin Corp	1,125	21	1.54%
Antero Midstream GP LP	2,753	20	1.49%
Chemours Co/The	1,327	20	1.45%
Equitrans Midstream Corp	1,362	20	1.45%
Sabra Health Care REIT Inc	774	18	1.30%
Park Hotels & Resorts Inc	690	17	1.26%
Tallgrass Energy LP	787	16	1.16%
EPR Properties	197	15	1.11%
MSC Industrial Direct Co Inc	207	15	1.10%
Plains GP Holdings LP	702	15	1.09%
FTI Consulting Inc	133	14	1.03%
Mercury Systems Inc	173	14	1.03%
Tanger Factory Outlet Centers	883	14	1.00%
Armstrong World Industries Inc	139	13	0.98%
Generac Holdings Inc	166	13	0.95%
Fluor Corp	672	13	0.94%
CVR Energy Inc	289	13	0.93%
Aerojet Rocketdyne Holdings In	238	12	0.88%
Kratos Defense & Security Solu	625	12	0.85%
Royal Gold Inc	94	12	0.85%
Weingarten Realty Investors	399	12	0.85%
Sonoco Products Co	197	11	0.84%
Pattern Energy Group Inc	421	11	0.83%

See notes to unaudited consolidated schedule of investments.

33

FS Real Asset Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

(i)	Seeks to deliver a high sensitivity to inflation expectations through a basket comprised of companies within agriculture, base & precious metals, and energy industries.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
NRG Energy Inc	634	25	7.97%
CSX Corp	227	16	4.98%
Vale SA	1,116	13	4.07%
SVB Financial Group	59	12	3.93%
Celanese Corp	93	11	3.60%
Fastenal Co	330	11	3.42%
Regions Financial Corp	678	11	3.40%
Canadian Pacific Railway Ltd	46	10	3.21%
Caterpillar Inc	78	10	3.14%
Citizens Financial Group Inc	273	10	3.06%
Rio Tinto PLC	185	10	3.06%
WW Grainger Inc	31	9	2.91%
Marathon Petroleum Corp	131	8	2.53%
Steel Dynamics Inc	252	8	2.39%
Reliance Steel & Aluminum Co	70	7	2.20%
Allegheny Technologies Inc	339	7	2.18%
Nucor Corp	128	6	2.06%
Hess Corp	104	6	2.00%
Suncor Energy Inc	199	6	1.99%
East West Bancorp Inc	141	6	1.98%
Flowserve Corp	133	6	1.97%
Freeport-McMoRan Inc	594	6	1.80%
Diamondback Energy Inc	59	5	1.68%
Arconic Inc	194	5	1.60%
MSC Industrial Direct Co Inc	69	5	1.59%
ArcelorMittal	333	5	1.51%
WESCO International Inc	99	5	1.50%
Canadian Natural Resources Ltd	171	5	1.45%
Southern Copper Corp	127	4	1.37%
TechnipFMC PLC	179	4	1.37%
Marathon Oil Corp	347	4	1.35%
Murphy Oil Corp	188	4	1.32%
Tenaris SA	191	4	1.28%
United States Steel Corp	339	4	1.24%
Pioneer Natural Resources Co	30	4	1.19%
Noble Energy Inc	155	3	1.10%
Helmerich & Payne Inc	80	3	1.02%
National Oilwell Varco Inc	150	3	1.01%
Devon Energy Corp	127	3	0.97%
Dril-Quip Inc	57	3	0.90%
Compass Minerals International	46	3	0.83%
Baker Hughes a GE Co	107	2	0.79%
POSCO	51	2	0.76%
Schlumberger Ltd	68	2	0.74%
Carpenter Technology Corp	45	2	0.74%
Halliburton Co	120	2	0.72%
CNX Resources Corp	311	2	0.72%
Apache Corp	86	2	0.70%
Century Aluminum Co	237	2	0.50%
NOW Inc	124	1	0.45%

See notes to unaudited consolidated schedule of investments.

34

FS Real Asset Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

(j)	Seeks to deliver strong performance ability in the face of inflation through a basket comprised of companies in all industries that have the ability to pass through inflation related cost increases to consumers via higher prices.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Atlassian Corp PLC	99	12	3.89%
Estee Lauder Cos Inc/The	57	11	3.55%
SBA Communications Corp	46	11	3.49%
American Tower Corp	47	10	3.29%
Blackstone Group LP/The	210	10	3.21%
MSCI Inc	46	10	3.15%
Equinix Inc	17	10	3.13%
Lululemon Athletica Inc	52	10	3.12%
Sherwin-Williams Co/The	18	10	3.08%
Mastercard Inc	35	10	3.01%
Ingersoll-Rand PLC	78	10	3.00%
NIKE Inc	96	9	2.82%
PepsiCo Inc	65	9	2.79%
Visa Inc	51	9	2.78%
PayPal Holdings Inc	84	9	2.72%
Verisk Analytics Inc	55	9	2.71%
Deere & Co	51	9	2.68%
Mettler-Toledo International I	12	9	2.66%
Equifax Inc	60	8	2.64%
Coca-Cola Co/The	154	8	2.64%
Ferrari NV	54	8	2.61%
Monster Beverage Corp	137	8	2.50%
Adobe Inc	29	8	2.48%
Autodesk Inc	53	8	2.45%
Cisco Systems Inc	157	8	2.44%
AMETEK Inc	83	8	2.40%
TransUnion	93	8	2.36%
Apple Inc	33	7	2.29%
Constellation Brands Inc	33	7	2.14%
General Dynamics Corp	37	7	2.13%
Domino's Pizza Inc	27	7	2.05%
Fortive Corp	92	6	1.98%
Tiffany & Co	67	6	1.95%
Philip Morris International In	80	6	1.91%
Netflix Inc	22	6	1.83%
World Wrestling Entertainment	78	6	1.75%
NVIDIA Corp	32	6	1.74%
Alliance Data Systems Corp	35	4	1.40%
Haemonetics Corp	31	4	1.23%

See notes to unaudited consolidated schedule of investments.

35

FS Long/Short Equity Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments—108.1%
State Street Institutional Liquid Reserves Fund - Premier Class	(c)	2.03%	2,483,075	$2,483	$2,483
Total Short-Term Investments				2,483	2,483
TOTAL INVESTMENTS—108.1%				$2,483	$2,483
Other Liabilities in Excess of Assets—(8.1)%					(185)
Net Assets—100.0%					$2,298
Total Return Equity Swaps(d)—0.8%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Netflix, Inc.	1 Month LIBOR + 0.40%	USD	46	9/4/2020	Quarterly	$—	$4	$4	$—
Barclays Bank PLC	1 Month LIBOR + 0.40%	Lennar Corp.	USD	46	9/4/2020	Quarterly	—	3	3	—
Barclays Bank PLC	PG&E Corp.	1 Month LIBOR + 0.40%	USD	43	9/4/2020	Quarterly	—	3	3	—
Barclays Bank PLC	Zillow Group, Inc.	1 Month LIBOR + 0.40%	USD	43	9/4/2020	Quarterly	—	3	3	—
Barclays Bank PLC	1 Month LIBOR + 0.40%	Allergan, Inc.	USD	46	9/4/2020	Quarterly	—	2	2	—
Barclays Bank PLC	New York Times Co.	1 Month LIBOR + 0.40%	USD	49	9/4/2020	Quarterly	—	2	2	—
Barclays Bank PLC	1 Month LIBOR + 0.40%	United Technologies Corp.	USD	46	9/4/2020	Quarterly	—	2	2	—
Barclays Bank PLC	1 Month LIBOR + 0.40%	Union Pacific Corp.	USD	46	9/4/2020	Quarterly	—	1	1	—
Barclays Bank PLC	1 Month LIBOR + 0.40%	Blackstone Group, Inc./The	USD	46	9/4/2020	Quarterly	—	(1)	—	1
Barclays Bank PLC	Celgene Corp.	1 Month LIBOR + 0.40%	USD	48	9/4/2020	Quarterly	—	(1)	—	1
Total Total Return Equity Swaps							$—	$18	$20	$2

See notes to unaudited consolidated schedule of investments.

36

FS Long/Short Equity Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

Total Return Index Swaps(d)—(6.4)%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Barclays Short Interest Short Basket Total Return Index(e)	OBFR – 1.05%	USD	1,930	9/28/2020	N/A	$—	$(119)	$—	$119
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays US Value Equity Market Hedged Index ER(f)	USD	581	1/2/2020	Quarterly	—	—	—	—
Barclays Bank PLC	Fixed Rate of 0.30%	Total return on Barclays US Value Equity ER USD Index(g)	USD	299	1/2/2020	Quarterly	—	—	—	—
Barclays Bank PLC	Fixed Rate of 0.10%	Total return on Novus Barclays Public Ownership HF Conviction US Index ER(h)	USD	2,364	1/2/2020	Quarterly	—	—	—	—
BNP Paribas	Total return on Russell 1000 Index Total Return(i)	3 Month LIBOR + 0.14%	USD	1,318	6/18/2020	Quarterly	—	14	14	—
BNP Paribas	3 Month LIBOR - 0.05%	Total return on Russell 2000 Total Return Index(j)	USD	1,495	6/18/2020	Quarterly	—	(42)	—	42
Total Total Return Index Swaps							$—	$(147)	$14	$161

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Fair value as of September 30, 2019 is determined by the board of trustees of FS Series Trust (the “Trust”).

(c)	Rate represents the seven-day yield as of September 30, 2019.

(d)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(e)	A basket of stocks with the highest short interest based on public short interest filings.

See notes to unaudited consolidated schedule of investments.

37

FS Long/Short Equity Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Index
GoPro Inc	(2,447)	(13)	-0.62%
Renewable Energy Group Inc	(817)	(12)	-0.60%
US Concrete Inc	(219)	(12)	-0.59%
Nordstrom Inc	(356)	(12)	-0.58%
Fossil Group Inc	(957)	(12)	-0.58%
Sleep Number Corp	(288)	(12)	-0.58%
Medifast Inc	(115)	(12)	-0.58%
AMC Networks Inc	(242)	(12)	-0.58%
Albemarle Corp	(170)	(12)	-0.58%
Sarepta Therapeutics Inc	(157)	(12)	-0.58%
3D Systems Corp	(1,453)	(12)	-0.58%
iRobot Corp	(192)	(12)	-0.58%
Western Union Co/The	(510)	(12)	-0.58%
Colfax Corp	(406)	(12)	-0.58%
Anika Therapeutics Inc	(214)	(12)	-0.57%
Meritor Inc	(636)	(12)	-0.57%
Dick's Sporting Goods Inc	(288)	(12)	-0.57%
Mesa Laboratories Inc	(49)	(12)	-0.57%
International Flavors & Fragra	(96)	(12)	-0.57%
Trex Co Inc	(129)	(12)	-0.57%
Papa John's International Inc	(224)	(12)	-0.57%
World Acceptance Corp	(92)	(12)	-0.57%
United States Steel Corp	(1,013)	(12)	-0.57%
Axos Financial Inc	(423)	(12)	-0.57%
Sempra Energy	(79)	(12)	-0.57%
Hibbett Sports Inc	(510)	(12)	-0.57%
Aerovironment Inc	(218)	(12)	-0.57%
Macy's Inc	(751)	(12)	-0.57%
Omnicom Group Inc	(149)	(12)	-0.57%
Brinker International Inc	(273)	(12)	-0.57%
Denbury Resources Inc	(9,787)	(12)	-0.57%
Livent Corp	(1,740)	(12)	-0.57%
Synaptics Inc	(291)	(12)	-0.57%
Appfolio Inc	(122)	(12)	-0.57%
Iron Mountain Inc	(359)	(12)	-0.57%
Red Robin Gourmet Burgers Inc	(349)	(12)	-0.57%
TRI Pointe Group Inc	(771)	(12)	-0.57%
Zions Bancorp NA	(260)	(12)	-0.57%
Robert Half International Inc	(208)	(12)	-0.57%
Matador Resources Co	(701)	(12)	-0.57%
Healthcare Services Group Inc	(477)	(12)	-0.57%
QTS Realty Trust Inc	(225)	(12)	-0.57%
XPO Logistics Inc	(162)	(12)	-0.57%
ANGI Homeservices Inc	(1,633)	(12)	-0.56%
Snap-on Inc	(74)	(12)	-0.56%
Lannett Co Inc	(1,032)	(12)	-0.56%
Eldorado Resorts Inc	(290)	(12)	-0.56%
Ligand Pharmaceuticals Inc	(116)	(12)	-0.56%
RH	(68)	(12)	-0.56%
Pitney Bowes Inc	(2,528)	(12)	-0.56%

See notes to unaudited consolidated schedule of investments.

38

FS Long/Short Equity Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

(f)	Long position in a basket of U.S. stocks that look attractively priced based on the chosen value characteristics combined with an offsetting short position in an index to hedge the general market risk.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
SPDR S&P 500 ETF Trust	(2,274)	(675)	-116.23%
Marathon Petroleum Corp	230	14	2.41%
LyondellBasell Industries NV	150	13	2.31%
Tapestry Inc	510	13	2.29%
HollyFrontier Corp	238	13	2.20%
Eastman Chemical Co	167	12	2.12%
United Rentals Inc	99	12	2.12%
Seagate Technology PLC	229	12	2.12%
Harley-Davidson Inc	340	12	2.10%
NetApp Inc	232	12	2.10%
Lincoln National Corp	201	12	2.09%
Wells Fargo & Co	239	12	2.08%
Lam Research Corp	52	12	2.07%
Cummins Inc	74	12	2.07%
Valero Energy Corp	140	12	2.05%
Textron Inc	242	12	2.04%
Walgreens Boots Alliance Inc	213	12	2.03%
ConocoPhillips	207	12	2.03%
Zions Bancorp NA	264	12	2.03%
Citigroup Inc	170	12	2.03%
AXA Equitable Holdings Inc	530	12	2.02%
Steel Dynamics Inc	392	12	2.01%
International Paper Co	279	12	2.01%
Cardinal Health Inc	247	12	2.01%
Comerica Inc	176	12	2.01%
Caterpillar Inc	92	12	2.01%
Lear Corp	98	12	2.00%
Kohl's Corp	233	12	1.99%
Ally Financial Inc	349	12	1.99%
Fifth Third Bancorp	422	12	1.99%
Western Union Co/The	497	12	1.98%
NXP Semiconductors NV	106	12	1.98%
Xerox Holdings Corp	380	11	1.96%
Devon Energy Corp	470	11	1.95%
Nucor Corp	222	11	1.94%
Phillips 66	110	11	1.94%
Synchrony Financial	330	11	1.94%
Cabot Oil & Gas Corp	639	11	1.93%
MetLife Inc	236	11	1.92%
American Airlines Group Inc	413	11	1.92%
Best Buy Co Inc	160	11	1.90%
Gap Inc/The	634	11	1.89%
L Brands Inc	559	11	1.89%
HP Inc	576	11	1.88%
Biogen Inc	47	11	1.87%
ManpowerGroup Inc	129	11	1.86%
Occidental Petroleum Corp	242	11	1.86%
Delta Air Lines Inc	187	11	1.86%
Marathon Oil Corp	877	11	1.85%
Alliance Data Systems Corp	80	10	1.77%

See notes to unaudited consolidated schedule of investments.

39

FS Long/Short Equity Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

(g)	Long only strategy that seeks to provide exposure to the Value risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Marathon Petroleum Corp	119	7	2.41%
LyondellBasell Industries NV	77	7	2.31%
Tapestry Inc	263	7	2.29%
HollyFrontier Corp	123	7	2.20%
Eastman Chemical Co	86	6	2.12%
United Rentals Inc	51	6	2.12%
Seagate Technology PLC	118	6	2.12%
Harley-Davidson Inc	175	6	2.10%
NetApp Inc	120	6	2.10%
Lincoln National Corp	104	6	2.09%
Wells Fargo & Co	123	6	2.08%
Lam Research Corp	27	6	2.07%
Cummins Inc	38	6	2.07%
Valero Energy Corp	72	6	2.05%
Textron Inc	125	6	2.04%
Walgreens Boots Alliance Inc	110	6	2.03%
ConocoPhillips	107	6	2.03%
Zions Bancorp NA	136	6	2.03%
Citigroup Inc	88	6	2.03%
AXA Equitable Holdings Inc	273	6	2.02%
Steel Dynamics Inc	202	6	2.01%
International Paper Co	144	6	2.01%
Cardinal Health Inc	127	6	2.01%
Comerica Inc	91	6	2.01%
Caterpillar Inc	48	6	2.01%
Lear Corp	51	6	2.00%
Kohl's Corp	120	6	1.99%
Ally Financial Inc	180	6	1.99%
Fifth Third Bancorp	218	6	1.99%
Western Union Co/The	256	6	1.98%
NXP Semiconductors NV	54	6	1.98%
Xerox Holdings Corp	196	6	1.96%
Devon Energy Corp	242	6	1.95%
Nucor Corp	114	6	1.94%
Phillips 66	57	6	1.94%
Synchrony Financial	170	6	1.94%
Cabot Oil & Gas Corp	329	6	1.93%
MetLife Inc	122	6	1.92%
American Airlines Group Inc	213	6	1.92%
Best Buy Co Inc	82	6	1.90%
Gap Inc/The	327	6	1.89%
L Brands Inc	288	6	1.89%
HP Inc	297	6	1.88%
Biogen Inc	24	6	1.87%
ManpowerGroup Inc	66	6	1.86%
Occidental Petroleum Corp	125	6	1.86%
Delta Air Lines Inc	96	6	1.86%
Marathon Oil Corp	452	6	1.85%
Alliance Data Systems Corp	41	5	1.77%
DXC Technology Co	163	5	1.60%

See notes to unaudited consolidated schedule of investments.

40

FS Long/Short Equity Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

(h)	A long portfolio of stocks based on public 13F filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
United Rentals Inc	433	54	2.28%
Wells Fargo & Co	1,049	53	2.24%
Charles Schwab Corp/The	1,262	53	2.23%
JPMorgan Chase & Co	439	52	2.18%
Bank of America Corp	1,768	52	2.18%
Citigroup Inc	746	52	2.18%
Nexstar Media Group Inc	496	51	2.15%
Apple Inc	225	50	2.13%
FirstEnergy Corp	1,041	50	2.12%
CarMax Inc	569	50	2.12%
NextEra Energy Inc	214	50	2.11%
Charter Communications Inc	121	50	2.11%
Berkshire Hathaway Inc	237	49	2.08%
Goldman Sachs Group Inc/The	237	49	2.08%
Celgene Corp	495	49	2.08%
Markel Corp	41	49	2.07%
GoDaddy Inc	742	49	2.07%
Liberty Broadband Corp	466	49	2.06%
Comcast Corp	1,082	49	2.06%
Alphabet Inc	40	49	2.06%
GCI Liberty Inc	782	49	2.05%
Microsoft Corp	344	48	2.03%
T-Mobile US Inc	608	48	2.02%
Booking Holdings Inc	24	48	2.02%
Tempur Sealy International Inc	616	48	2.01%
Delta Air Lines Inc	820	47	2.00%
Credit Acceptance Corp	102	47	1.99%
Johnson & Johnson	364	47	1.99%
Crown Holdings Inc	709	47	1.98%
New York Times Co/The	1,642	47	1.98%
TransDigm Group Inc	89	46	1.96%
Facebook Inc	259	46	1.95%
Mastercard Inc	170	46	1.95%
TRS: ServiceNow Inc	180	46	1.93%
Walt Disney Co/The	350	46	1.93%
Fidelity National Information	343	46	1.93%
Amazon.com Inc	26	46	1.93%
Fox Corp	1,440	45	1.92%
Adobe Inc	164	45	1.92%
Visa Inc	263	45	1.92%
PayPal Holdings Inc	436	45	1.91%
Moody's Corp	218	45	1.89%
frontdoor Inc	920	45	1.89%
Centene Corp	1,026	44	1.88%
Iovance Biotherapeutics Inc	2,391	44	1.84%
Netflix Inc	159	43	1.80%
PG&E Corp	4,045	40	1.71%
Twilio Inc	365	40	1.70%
Zillow Group Inc	1,341	40	1.69%
Carvana Co	593	39	1.65%

See notes to unaudited consolidated schedule of investments.

41

FS Long/Short Equity Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

(i)	Stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire U.S. stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 1000 Index Total Return	(1,304)	-100.00%

(j)	Stock market index of the 2,000 smallest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire U.S. stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 2000 Total Return Index	1,453	100.00%

See notes to unaudited consolidated schedule of investments.

42

FS Market Neutral Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments—100.5%
State Street Institutional Liquid Reserves Fund - Premier Class	(c)	2.03%	2,053,817	$2,054	$2,054
Total Short-Term Investments				2,054	2,054
TOTAL INVESTMENTS—100.5%				$2,054	$2,054
Other Liabilities in Excess of Assets—(0.5)%					(11)
Net Assets—100.0%					$2,043

Total Return Index Swaps(d)—(1.1)%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas	3 Month LIBOR + 0.26%	Global Equity Long Basket(e)	USD	2,317	8/3/2020	Quarterly	$—	$9	$9	$—
BNP Paribas	Global Equity Short Basket(f)	3 Month LIBOR - 0.07%	USD	2,320	8/3/2020	Quarterly	—	(31)	—	31
Total Total Return Index Swaps							$—	$(22)	$9	$31

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Fair value as of September 30, 2019 is determined by the board of trustees of FS Series Trust (the “Trust”).

(c)	Rate represents the seven-day yield as of September 30, 2019.

(d)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(e)	Long basket of stocks that is over-weight in equity factors with the highest expected returns identified through machine learning.

See notes to unaudited consolidated schedule of investments.

43

FS Market Neutral Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Independent Bank Corp/Rockland	359	27	1.15%
Heartland Financial USA Inc	571	26	1.10%
AMETEK Inc	275	25	1.09%
OneMain Holdings Inc	685	25	1.08%
Allison Transmission Holdings	534	25	1.08%
Radian Group Inc	1,094	25	1.07%
Axis Capital Holdings Ltd	374	25	1.07%
Cornerstone OnDemand Inc	454	25	1.07%
Popular Inc	459	25	1.07%
Allstate Corp/The	227	25	1.06%
Discover Financial Services	302	24	1.05%
Retail Opportunity Investments	1,340	24	1.05%
ALLETE Inc	275	24	1.04%
American Express Co	202	24	1.03%
Federated Investors Inc	737	24	1.03%
Boston Properties Inc	184	24	1.03%
Duke Realty Corp	698	24	1.02%
Elastic NV	287	24	1.02%
PS Business Parks Inc	130	24	1.01%
US Bancorp	420	23	1.00%
STORE Capital Corp	611	23	0.98%
Adtalem Global Education Inc	589	22	0.97%
Cargurus Inc	712	22	0.95%
Clorox Co/The	144	22	0.94%
KBR Inc	884	22	0.93%
Rapid7 Inc	475	22	0.93%
Eaton Vance Corp	477	21	0.92%
Spotify Technology SA	185	21	0.91%
IDEX Corp	128	21	0.90%
Installed Building Products In	364	21	0.90%
Federal Signal Corp	631	21	0.89%
Comerica Inc	307	20	0.87%
Advanced Drainage Systems Inc	623	20	0.86%
Barnes Group Inc	374	19	0.83%
Chemed Corp	45	19	0.80%
PacWest Bancorp	512	19	0.80%
Devon Energy Corp	770	19	0.80%
Progress Software Corp	473	18	0.77%
Chemical Financial Corp	471	18	0.77%
Allegion PLC	167	17	0.74%
Expeditors International of Wa	224	17	0.72%
Essent Group Ltd	348	17	0.71%
Callaway Golf Co	840	16	0.70%
Lancaster Colony Corp	116	16	0.69%
Planet Fitness Inc	278	16	0.69%
Bruker Corp	356	16	0.67%
Alaska Air Group Inc	234	15	0.65%
Cirrus Logic Inc	278	15	0.64%
Arcosa Inc	424	15	0.62%
Valvoline Inc	637	14	0.60%

(f)	Short basket of stocks that is overweight in equity factors with the lowest expected returns identified through machine learning.

See notes to unaudited consolidated schedule of investments.

44

FS Market Neutral Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Brighthouse Financial Inc	(678)	(27)	-1.17%
Beacon Roofing Supply Inc	(790)	(27)	-1.13%
Texas Capital Bancshares Inc	(482)	(26)	-1.12%
Huntington Bancshares Inc/OH	(1,840)	(26)	-1.12%
BankUnited Inc	(775)	(26)	-1.11%
Gartner Inc	(177)	(25)	-1.08%
Universal Forest Products Inc	(635)	(25)	-1.08%
Newell Brands Inc	(1,352)	(25)	-1.08%
Sprouts Farmers Market Inc	(1,307)	(25)	-1.08%
Cousins Properties Inc	(670)	(25)	-1.07%
Janus Henderson Group PLC	(1,120)	(25)	-1.07%
Stericycle Inc	(488)	(25)	-1.06%
United Community Banks Inc/GA	(876)	(25)	-1.06%
Zebra Technologies Corp	(120)	(25)	-1.05%
Heartland Express Inc	(1,140)	(25)	-1.04%
Microsoft Corp	(174)	(24)	-1.03%
FGL Holdings	(3,008)	(24)	-1.02%
Digital Realty Trust Inc	(186)	(24)	-1.02%
Keurig Dr Pepper Inc	(873)	(24)	-1.01%
SiteOne Landscape Supply Inc	(322)	(24)	-1.01%
Becton Dickinson and Co	(94)	(24)	-1.01%
GCI Liberty Inc	(380)	(24)	-1.00%
WSFS Financial Corp	(534)	(24)	-1.00%
HCP Inc	(653)	(23)	-0.99%
CME Group Inc	(109)	(23)	-0.98%
Plexus Corp	(365)	(23)	-0.97%
Lennar Corp	(376)	(21)	-0.89%
Ares Management Corp	(761)	(20)	-0.87%
Wright Medical Group NV	(962)	(20)	-0.84%
Colfax Corp	(671)	(19)	-0.83%
Nuance Communications Inc	(1,341)	(19)	-0.80%
CVS Health Corp	(297)	(19)	-0.80%
Cree Inc	(374)	(18)	-0.78%
Travelers Cos Inc/The	(122)	(18)	-0.77%
Ventas Inc	(247)	(18)	-0.77%
Renasant Corp	(512)	(18)	-0.76%
Provident Financial Services I	(727)	(18)	-0.76%
CenterState Bank Corp	(740)	(18)	-0.76%
LendingTree Inc	(56)	(17)	-0.74%
Werner Enterprises Inc	(484)	(17)	-0.73%
Kinder Morgan Inc/DE	(802)	(17)	-0.70%
T-Mobile US Inc	(206)	(16)	-0.69%
TE Connectivity Ltd	(168)	(16)	-0.66%
Empire State Realty Trust Inc	(1,064)	(15)	-0.65%
Kemper Corp	(193)	(15)	-0.64%
Papa John's International Inc	(283)	(15)	-0.63%
Tricida Inc	(474)	(15)	-0.62%
Resideo Technologies Inc	(1,000)	(14)	-0.61%
Healthcare Services Group Inc	(589)	(14)	-0.61%
Seagate Technology PLC	(257)	(14)	-0.59%

See notes to unaudited consolidated schedule of investments.

45

FS Event Driven Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments—99.5%
State Street Institutional Liquid Reserves Fund - Premier Class	(c)	2.03%	2,046,515	$2,046	$2,047
Total Short-Term Investments				2,046	2,047
TOTAL INVESTMENTS—99.5%				$2,046	$2,047
Other Assets in Excess of Liabilities—0.5%					11
Net Assets—100.0%					$2,058

Total Return Index Swaps(d)—(0.1)%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas	3 Month LIBOR + 0.25%	BNPUFSEL Index(e)	USD	2,041	7/22/2020	Quarterly	$—	$10	$10	$—
BNP Paribas	BNPUFSES Index(f)	3 Month LIBOR + 0.10%	USD	1,069	7/22/2020	Quarterly	—	(12)	—	12
Total Total Return Index Swaps							$—	$(2)	$10	$12

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Fair value as of September 30, 2019 is determined by the board of trustees of FS Series Trust (the “Trust”).
(c)	Rate represents the seven-day yield as of September 30, 2019.
(d)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.
(e)	Long basket of U.S. stocks that seeks to monetize 1) uncertainty around announced and potential mergers and acquisitions and 2) information associated with company earnings and filings, based on big data/machine learning signals.

See notes to unaudited consolidated schedule of investments.

46

FS Event Driven Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Colgate-Palmolive Co	880	65	3.15%
Celgene Corp	603	60	2.92%
LegacyTexas Financial Group In	1,154	50	2.45%
Avista Corp	997	48	2.35%
Stewart Information Services C	1,272	49	2.40%
Newmont Mining Corp	1,266	48	2.34%
Citrix Systems Inc	497	48	2.34%
Oritani Financial Corp	2,703	48	2.33%
Hawaiian Electric Industries I	1,035	47	2.30%
El Paso Electric Co	696	47	2.28%
Rent-A-Center Inc/TX	1,809	47	2.27%
International Speedway Corp	1,029	46	2.26%
Genesee & Wyoming Inc	335	37	1.80%
Campbell Soup Co	759	36	1.74%
Sprouts Farmers Market Inc	1,750	34	1.65%
Jack in the Box Inc	323	29	1.44%
Versum Materials Inc	543	29	1.40%
Raytheon Co	108	21	1.03%
MarketAxess Holdings Inc	59	19	0.94%
Ecolab Inc	86	17	0.83%
Equity Residential	197	17	0.83%
Texas Instruments Inc	121	16	0.76%
Principal Financial Group Inc	270	15	0.75%
Duke Realty Corp	451	15	0.75%
UnitedHealth Group Inc	70	15	0.75%
Adobe Inc	55	15	0.74%
UDR Inc	308	15	0.73%
People's United Financial Inc	945	15	0.72%
General Mills Inc	264	15	0.71%
SYNNEX Corp	125	14	0.69%
Unum Group	473	14	0.69%
DTE Energy Co	103	14	0.67%
Activision Blizzard Inc	256	14	0.66%
Essex Property Trust Inc	41	14	0.66%
Charter Communications Inc	33	13	0.65%
L Brands Inc	683	13	0.65%
Live Nation Entertainment Inc	200	13	0.65%
HCI Group Inc	313	13	0.64%
Cabot Oil & Gas Corp	746	13	0.64%
McDonald's Corp	60	13	0.63%
West Pharmaceutical Services I	90	13	0.62%
Stryker Corp	58	13	0.62%
Allergan PLC	74	13	0.61%
Johnson & Johnson	97	13	0.61%
CDK Global Inc	257	12	0.60%
NIKE Inc	132	12	0.60%
United Parcel Service Inc	103	12	0.60%
Bright Horizons Family Solutio	80	12	0.59%
Agilent Technologies Inc	158	12	0.59%
Prosperity Bancshares Inc	171	12	0.59%

See notes to unaudited consolidated schedule of investments.

47

FS Event Driven Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(dollar values in thousands, except share and per share amounts)

(f)	Short basket of U.S. stocks that seeks to monetize 1) uncertainty around announced and potential mergers and acquisitions and 2) information associated with company earnings and filings, based on big data/machine learning signals.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Quanta Services Inc	(513)	(19)	-1.79%
Omega Healthcare Investors Inc	(364)	(15)	-1.41%
Platform Specialty Products Co	(1,465)	(15)	-1.38%
Helmerich & Payne Inc	(360)	(14)	-1.33%
Cognizant Technology Solutions	(235)	(14)	-1.31%
Perrigo Co PLC	(250)	(14)	-1.29%
Chemours Co/The	(894)	(13)	-1.24%
Neurocrine Biosciences Inc	(146)	(13)	-1.21%
Qurate Retail Inc	(1,228)	(13)	-1.17%
AO Smith Corp	(257)	(12)	-1.13%
Dollar Tree Inc	(107)	(12)	-1.13%
Henry Schein Inc	(190)	(12)	-1.11%
QUALCOMM Inc	(157)	(12)	-1.11%
CIT Group Inc	(261)	(12)	-1.09%
Sonoco Products Co	(203)	(12)	-1.09%
Trimble Inc	(305)	(12)	-1.09%
Stericycle Inc	(232)	(12)	-1.09%
New York Community Bancorp Inc	(934)	(12)	-1.08%
Vistra Energy Corp	(436)	(12)	-1.08%
Kraft Heinz Co/The	(412)	(12)	-1.06%
CoreLogic Inc/United States	(246)	(11)	-1.05%
Gates Industrial Corp PLC	(1,130)	(11)	-1.05%
Newell Brands Inc	(604)	(11)	-1.04%
Cognex Corp	(223)	(11)	-1.02%
VICI Properties Inc	(480)	(11)	-1.01%
Rayonier Inc	(384)	(11)	-1.00%
Waters Corp	(48)	(11)	-0.99%
ICU Medical Inc	(66)	(10)	-0.97%
Colony Capital Inc	(1,705)	(10)	-0.95%
Hilton Grand Vacations Inc	(316)	(10)	-0.94%
CyrusOne Inc	(128)	(10)	-0.93%
Nexstar Media Group Inc	(96)	(10)	-0.91%
Leggett & Platt Inc	(239)	(10)	-0.90%
Eagle Materials Inc	(108)	(10)	-0.90%
Alexion Pharmaceuticals Inc	(99)	(10)	-0.90%
Nordstrom Inc	(288)	(10)	-0.90%
Fiserv Inc	(93)	(10)	-0.89%
HD Supply Holdings Inc	(246)	(10)	-0.89%
Raymond James Financial Inc	(117)	(10)	-0.89%
Goldman Sachs Group Inc/The	(46)	(10)	-0.89%
Grand Canyon Education Inc	(97)	(10)	-0.88%
DaVita Inc	(164)	(9)	-0.87%
Post Holdings Inc	(89)	(9)	-0.87%
NRG Energy Inc	(237)	(9)	-0.87%
Western Digital Corp	(156)	(9)	-0.86%
Fluor Corp	(480)	(9)	-0.85%
RealPage Inc	(146)	(9)	-0.85%
Spectrum Brands Holdings Inc	(174)	(9)	-0.85%
Trinity Industries Inc	(462)	(9)	-0.84%
Graco Inc	(197)	(9)	-0.84%

See notes to unaudited consolidated schedule of investments.

48

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments

(dollar values in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Funds’ audited consolidated financial statements contained in their annual report for the fiscal year ended December 31, 2018 and their unaudited consolidated financial statements contained in their semi-annual report for the semi-annual period ended June 30, 2019.

FS Series Trust (the “Trust”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on November 28, 2016. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2019, the Trust consists of seven active series, all of which are presented in this report (collectively, the “Funds” and each individually a “Fund”): (i) FS Multi-Strategy Alternatives Fund (“FSMS”) and (ii) FS Managed Futures Fund (“Managed Futures”), FS Global Macro Fund (“Global Macro”), FS Real Asset Fund (“Real Asset”), FS Long/Short Equity Fund (“Long/Short Equity”), FS Market Neutral Fund (“Market Neutral”) and FS Event Driven Fund (“Event Driven” and, collectively with Managed Futures, Global Macro, Real Asset, Long/Short Equity and Market Neutral, the “New Funds” and each individually, a “New Fund”). FS Fund Advisor, LLC (the “Adviser”) serves as the investment adviser of each Fund.

FSMS commenced investment operations on May 16, 2017. Each of the New Funds commenced investment operations on December 31, 2018.

Each Fund represents two classes of shares of beneficial interest of the Trust in a separate portfolio of securities and other assets with their own investment objective and policies.

•	FS Multi-Strategy Alternatives Fund investment objective is to provide shareholders with positive absolute returns over a complete market cycle.

•	FS Managed Futures Fund seeks to provide positive absolute returns with low correlation to traditional investments.

•	FS Global Macro Fund seeks to provide positive returns through capital appreciation and income.

•	FS Real Asset Fund seeks to provide total returns consisting of capital appreciation and income.

•	FS Long/Short Equity Fund seeks to provide equity-like returns through long-short investing within equity markets.

•	FS Market Neutral Fund seeks to provide capital appreciation.

•	FS Event Driven Fund seeks to provide capital appreciation.

Each Fund is classified as a non-diversified, open-end management investment company registered under the 1940 Act. FSMS has elected and each New Fund intends to elect to be treated for U.S. federal income tax purposes, and each Fund intends to qualify annually thereafter, as a regulated investment company (“RIC”) as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

As of September 30, 2019, FSMS had one wholly owned subsidiary, FS Alternatives Fund (Cayman), Managed Futures had one wholly owned subsidiary, FS Managed Futures Fund (Cayman), Global Macro had one wholly owned subsidiary, FS Global Macro Fund (Cayman), and Real Asset had one wholly owned subsidiary FS Real Asset Fund (Cayman), (collectively, the “Subsidiaries”), through which they may gain exposure to commodities. The unaudited consolidated schedule of investments include both the Funds’ accounts and the accounts of the Subsidiaries. All intercompany balances have been eliminated in consolidation.

The following tables summarize the composition of each Fund’s investment portfolio at cost and fair value as of September 30, 2019:

FS Multi-Strategy Alternatives Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Corporate Bonds	$42,006	$41,953	26%
Convertible Bonds	414	428	0%
Common Stock	31,457	37,540	23%
Short-Term Investments	83,755	83,753	51%
Total	$157,632	$163,674	100%

FS Managed Futures Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,044	$2,044	100%
Total	$2,044	$2,044	100%

49

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments

(dollar values in thousands)

FS Global Macro Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Commodity Linked Notes	$133	$129	6%
Short-Term Investments	1,919	1,919	94%
Total	$2,052	$2,048	100%

FS Real Asset Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Commodity Linked Notes	$600	$580	19%
Short-Term Investments	2,531	2,531	81%
Total	$3,131	$3,111	100%

FS Long/Short Equity Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,483	$2,483	100%
Total	$2,483	$2,483	100%

FS Market Neutral Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,054	$2,054	100%
Total	$2,054	$2,054	100%

FS Event Driven Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,046	$2,047	100%
Total	$2,046	$2,047	100%

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, applicable, on investments.

In general, under the 1940 Act, a Fund would be presumed to “control” a portfolio company if such Fund owned more than 25% of its voting securities or it had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if they owned 5% or more of its voting securities.

As of September 30, 2019, none of the Funds “controlled” any of their portfolio companies and none of the Funds were an “affiliated person” of any of their portfolio companies, each as defined in the 1940 Act.

50

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments

(dollar values in thousands)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets of FSMS in such industries as of September 30, 2019:

Industry Classification	Fair Value	Percentage of Portfolio
Short-Term Investments	$83,753	51.2%
Commercial Services	6,652	4.1%
Retail	6,303	3.8%
Packaging & Containers	4,259	2.6%
Chemicals	4,243	2.6%
Aerospace/Defense	4,192	2.6%
Media Entertainment	3,872	2.4%
Diversified Financial Services	3,794	2.3%
Software	3,471	2.1%
Telecommunications	3,182	1.9%
Real Estate Investment Trusts	3,165	1.9%
Transportation	2,822	1.7%
Commercial Banks	2,329	1.4%
Environmental Control	2,295	1.4%
Electric	2,104	1.3%
Home Builders	1,853	1.1%
Healthcare-Services	1,737	1.1%
Machinery-Diversified	1,657	1.0%
Healthcare-Products	1,595	1.0%
Pipelines	1,465	0.9%
Pharmaceuticals	1,425	0.9%
Beverages	1,213	0.7%
Internet	1,193	0.7%
Agriculture	1,115	0.7%
Miscellaneous Manufacturing	1,110	0.7%
Oil & Gas	912	0.5%
Electronics	899	0.5%
Iron/Steel	843	0.5%
Computers	827	0.5%
Auto Manufacturers	720	0.4%
Distribution/Wholesale	703	0.4%
Semiconductors	691	0.4%
Lodging	656	0.4%
Engineering & Construction	653	0.4%
Entertainment	615	0.4%
Machinery-Construction & Mining	607	0.4%
Trucking & Leasing	592	0.4%
Auto Parts & Equipment	526	0.3%
Housewares	461	0.3%
Leisure Time	443	0.3%
Gas	387	0.2%
Real Estate	365	0.2%
Insurance	330	0.2%
Storage/Warehousing	325	0.2%
Building Materials	303	0.2%
Mining	270	0.2%
Apparel	258	0.2%
Food	165	0.1%
Advertising	127	0.1%
Exploration & Production	109	0.1%
Electrical Components & Equipment	88	0.1%
Total	$163,674	100.0%

51

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments

(dollar values in thousands)

Under existing accounting guidance, fair value is defined as the price that a Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Funds classify the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of September 30, 2019, the Funds' investments were categorized as follows in the fair value hierarchy:

FS Multi-Strategy Alternatives Fund

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$41,953	$—	$41,953
Convertible Bonds	—	428	—	428
Common Stock	37,540	—	—	37,540
Short-Term Investments	83,753	—	—	83,753
Forward Foreign Currency Exchange Contracts	—	13	—	13
Total Return Index Swaps	—	1,170	—	1,170
Total	$121,293	$43,564	$—	$164,857

Liability Description
Mutual Funds Sold Short	$(12,061)	$—	$—	$(12,061)
Corporate Bonds Sold Short	—	(1,392)	—	(1,392)
Common Stocks Sold Short	(8,563)	—	—	(8,563)
Forward Foreign Currency Exchange Contracts	—	(5)	—	(5)
Total Return Index Swaps	—	(2,030)	—	(2,030)
Total	$(20,624)	$(3,427)	$—	$(24,051)

FS Managed Futures Fund

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,044	$—	$—	$2,044
Total Return Index Swaps	—	—	—	—
Total	$2,044	$—	$—	$2,044

Liability Description
Total Return Index Swaps	$—	$(10)	$—	$(10)

FS Global Macro Fund

Asset Description	Level 1	Level 2	Level 3	Total
Commodity Linked Notes	$—	$129	$—	$129
Short-Term Investments	1,919	—	—	1,919
Total Return Index Swaps	—	—	—	—
Total	$1,919	$129	$—	$2,048

Liability Description
Total Return Index Swaps	$—	$(5)	$—	$(5)

52

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments

(dollar values in thousands)

FS Real Asset Fund

Asset Description	Level 1	Level 2	Level 3	Total
Commodity Linked Notes	$—	$580	$—	$580
Short-Term Investments	2,531	—	—	2,531
Total Return Index Swaps	—	—	—	—
Total	$2,531	$580	$—	$3,111

Liability Description
Total Return Index Swaps	$—	$—	$—	$—

FS Long/Short Equity Fund

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,483	$—	$—	$2,483
Total Return Equity Swaps	—	20	—	20
Total Return Index Swaps	—	14	—	14
Total	$2,483	$34	$—	$2,517

Liability Description
Total Return Equity Swaps	$—	$(2)	$—	$(2)
Total Return Index Swaps	—	(161)	—	(161)
Total	$—	$(163)	$—	$(163)

FS Market Neutral Fund

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,054	$—	$—	$2,054
Total Return Index Swaps	—	9	—	9
Total	$2,054	$9	$—	$2,063

Liability Description
Total Return Index Swaps	$—	$(31)	$—	$(31)

FS Event Driven Fund

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,047	$—	$—	$2,047
Total Return Index Swaps	—	10	—	10
Total	$2,047	$10	$—	$2,057

Liability Description
Total Return Index Swaps	$—	$(12)	$—	$(12)

53

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments

(dollar values in thousands)

The Funds' investments as of September 30, 2019 primarily consisted of Exchange-Traded Securities or OTC Securities. All of the common equity investments, each of which was traded on an active public market, were valued at their closing price as of September 30, 2019. All of the fixed income investments were valued by using the midpoint of the prevailing bid and ask prices from dealers on the date of the relevant period end, which were provided by an independent third-party pricing service and screened for validity by such service.

54